UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-01800

U.S. GLOBAL INVESTORS FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024 – December 31, 2024

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Global Luxury Goods Fund

USLUX

:  Investor Class

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about the USGI Global Luxury Goods Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$162	1.51%

How did the Fund perform in the last year?

Under normal market conditions, the U.S. Global Investors Global Luxury Goods Fund (USLUX) invests the majority of its net assets in securities of companies involved in the production, processing, distribution, and manufacturing of luxury and high-end products, services, or equipment. The global luxury sector saw strong growth post-pandemic, but last year, growth was flat as the sector underwent a period of normalization. Consumer spending has remained robust in the U.S., with modest growth in Europe, while China has lagged behind. Generally, companies with exposure to American, European, and Asia (excluding China) consumers have recorded gains, while those primarily exposed to China have experienced losses. The luxury travel industry continues to grow and remains a key contributor to the sector.

Total Return Based on a $10,000 Investment

Investor Class
S&P 500® Index
S&P Composite 1500 TR
S&P Global Luxury Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$34,254
$33,323
$22,303
$21,732
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

Date	Investor Class	S&P 500® Index	S&P Composite 1500 TR	S&P Global Luxury Index
12/31/14	$10,000	$10,000	$10,000	$10,000
03/31/15	$10,291	$10,095	$10,139	$10,164
06/30/15	$10,479	$10,123	$10,156	$10,061
09/30/15	$9,511	$9,471	$9,477	$9,224
12/31/15	$9,906	$10,138	$10,101	$9,360
03/31/16	$9,570	$10,275	$10,260	$9,479
06/30/16	$9,453	$10,527	$10,526	$8,563
09/30/16	$10,050	$10,933	$10,945	$9,221
12/31/16	$10,764	$11,351	$11,417	$9,368
03/31/17	$10,995	$12,039	$12,073	$10,341
06/30/17	$11,445	$12,411	$12,430	$11,249
09/30/17	$11,768	$12,967	$12,982	$11,949
12/31/17	$12,827	$13,829	$13,830	$13,075
03/31/18	$12,880	$13,724	$13,730	$13,293
06/30/18	$12,827	$14,195	$14,232	$13,718
09/30/18	$13,044	$15,290	$15,278	$13,619
12/31/18	$11,773	$13,223	$13,144	$11,601
03/31/19	$13,067	$15,027	$14,937	$13,162
06/30/19	$12,998	$15,674	$15,558	$13,629
09/30/19	$12,883	$15,940	$15,797	$13,079
12/31/19	$13,386	$17,386	$17,206	$15,003
03/31/20	$9,851	$13,979	$13,666	$10,727
06/30/20	$11,920	$16,850	$16,504	$13,610
09/30/20	$13,088	$18,355	$17,917	$16,069
12/31/20	$16,164	$20,585	$20,289	$20,542
03/31/21	$16,956	$21,856	$21,691	$21,899
06/30/21	$18,627	$23,724	$23,456	$24,025
09/30/21	$18,180	$23,862	$23,539	$22,523
12/31/21	$20,189	$26,494	$26,060	$25,320
03/31/22	$18,278	$25,276	$24,852	$22,257
06/30/22	$14,284	$21,206	$20,872	$17,635
09/30/22	$13,930	$20,170	$19,879	$17,101
12/31/22	$15,374	$21,696	$21,427	$19,424
03/31/23	$18,179	$23,322	$22,961	$22,976
06/30/23	$19,143	$25,361	$24,887	$23,949
09/30/23	$17,119	$24,531	$24,050	$20,601
12/31/23	$19,026	$27,399	$26,883	$22,550
03/31/24	$20,778	$30,291	$29,655	$23,804
06/30/24	$20,194	$31,589	$30,741	$21,679
09/30/24	$21,491	$33,448	$32,599	$22,863
12/31/24	$21,732	$34,254	$33,323	$22,303

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective May 1, 2024, the Fund changed its primary benchmark from the S&P Composite 1500 Index to the S&P 500 Index due to regulatory requirements. The Fund retained the S&P Global Luxury Index as a secondary benchmark because the S&P Global Luxury Index more closely aligns with the Fund's investment strategies and investment restrictions. The Fund retained the S&P 500 Composite 1500 Index as a secondary benchmark because it serves as a basis for the Fund's performance adjustment, which will phase out on April 1, 2025.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Investor Class	14.22%	10.18%	8.07%
S&P 500® Index	25.02%	14.53%	13.10%
S&P Composite 1500 TR	23.95%	14.13%	12.79%
S&P Global Luxury Index	-1.10%	8.25%	8.35%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$49,609,930
# of Portfolio Holdings	54
Portfolio Turnover Rate	195%
Management Fee (Net of fees waived)	$282,690

Top Ten Holdings

(% net assets)

Hermes International SCA	9.18%
Ferrari NV	5.82%
Cie Financiere Richemont SA	5.69%
LVMH Moet Hennessy Louis Vuitton SE, ADR	4.07%
Tesla, Inc.	3.94%
Mercedes-Benz Group AG, ADR	3.87%
Royal Caribbean Cruises, Ltd.	3.61%
Hilton Worldwide Holdings, Inc.	3.21%
Industria de Diseno Textil SA	3.21%
The Goldman Sachs Group, Inc.	2.99%

Sector Weightings

(% total investments)

Value	Value
Consumer Discretionary	62.6%
Consumer Staples	16.2%
Financials	11.7%
Materials	9.4%
Other	0.1%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/. The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group).

U.S. Global Investors Funds

Global Luxury Goods Fund

USLUX

:  Investor Class

Annual Shareholder Report - December 31, 2024

252A-USLUX-24

Global Resources Fund

PSPFX

:  Investor  Class

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about the USGI Global Resources Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$154	1.57%

How did the Fund perform in the last year?

Under normal market conditions, the U.S. Global Resources Fund (PSPFX) invests most of its assets in companies that provide exposure to the natural resources industry, which can include the materials, energy and industrials sectors. Gold prices rose to record highs, breaking new all-time highs twice in the second half of 2024. Goldman Sachs forecasts this trend will continue in 2025, with prices reaching $2,700. Additionally, global spending on energy exceeded $3 trillion. The fund’s performance has also been affected by strong points of contention and political power, which drive volatility in key energy commodities, as well as heightened global lending rates, which increase infrastructure project costs.

Total Return Based on a $10,000 Investment

Investor Class
S&P 500® Index
S&P Global Natural Resources Index (Net Total Return)
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$34,254
$15,729
$9,676
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

Date	Investor Class	S&P 500® Index	S&P Global Natural Resources Index (Net Total Return)
12/31/14	$10,000	$10,000	$10,000
03/31/15	$8,741	$10,095	$9,726
06/30/15	$8,261	$10,123	$9,716
09/30/15	$6,912	$9,471	$7,517
12/31/15	$7,157	$10,138	$7,550
03/31/16	$7,642	$10,275	$8,238
06/30/16	$7,733	$10,527	$8,796
09/30/16	$8,764	$10,933	$9,312
12/31/16	$8,230	$11,351	$9,925
03/31/17	$8,559	$12,039	$10,200
06/30/17	$8,449	$12,411	$10,089
09/30/17	$9,061	$12,967	$11,161
12/31/17	$9,840	$13,829	$12,107
03/31/18	$9,501	$13,724	$11,891
06/30/18	$9,323	$14,195	$12,517
09/30/18	$8,693	$15,290	$12,663
12/31/18	$7,384	$13,223	$10,523
03/31/19	$7,621	$15,027	$11,809
06/30/19	$7,841	$15,674	$11,938
09/30/19	$7,316	$15,940	$11,200
12/31/19	$7,960	$17,386	$12,250
03/31/20	$5,198	$13,979	$8,209
06/30/20	$7,183	$16,850	$9,865
09/30/20	$8,254	$18,355	$10,058
12/31/20	$10,901	$20,585	$12,244
03/31/21	$11,687	$21,856	$13,664
06/30/21	$12,016	$23,724	$14,636
09/30/21	$11,394	$23,862	$14,212
12/31/21	$12,386	$26,494	$15,232
03/31/22	$14,002	$25,276	$17,758
06/30/22	$10,682	$21,206	$14,968
09/30/22	$10,485	$20,170	$14,259
12/31/22	$10,887	$21,696	$16,693
03/31/23	$10,988	$23,322	$16,760
06/30/23	$10,735	$25,361	$16,111
09/30/23	$10,102	$24,531	$16,683
12/31/23	$10,051	$27,399	$17,257
03/31/24	$10,051	$30,291	$17,602
06/30/24	$10,026	$31,589	$17,263
09/30/24	$10,532	$33,448	$17,852
12/31/24	$9,676	$34,254	$15,729

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective May 1, 2024, the Fund changed its primary benchmark from the S&P Global Natural Resources Index to the S&P 500 Index due to regulatory requirements. The Fund retained the S&P Global Natural Resources Index as a secondary benchmark because the S&P Global Natural Resources Index more closely aligns with the Fund's investment strategies and investment  restrictions.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Investor Class	-3.73%	3.98%	-0.33%
S&P 500® Index	25.02%	14.53%	13.10%
S&P Global Natural Resources Index (Net Total Return)	-8.86%	5.13%	4.63%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$36,537,413
# of Portfolio Holdings	144
Portfolio Turnover Rate	85%
Management Fee (Net of fees waived)	$134,709

Top Ten Holdings

(% net assets)

Abaxx Technologies, Inc.	6.34%
Ivanhoe Mines, Ltd.	4.85%
Cheniere Energy, Inc.	4.41%
Aris Gold Corp.	2.73%
Filo Corp.	2.58%
Montage Gold Corp.	2.38%
Linde PLC	2.29%
NG Energy International Corp.	2.09%
Viper Energy, Inc.	2.02%
K92 Mining, Inc.	1.90%

Sector Weightings

(% total investments)

Value	Value
Gold Mining	17.4%
Metal - Diversified	12.9%
Oil Companies - Exploration & Production	11.0%
Enterprise Software/Services	7.6%
Pipelines	4.7%
Non-Ferrous Metals	4.6%
Oil - US Royalty Trusts	4.4%
Diversified Minerals	4.1%
Oil Companies - Integrated	3.7%
Precious Metals	3.3%
Other	26.3%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/. The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group).

U.S. Global Investors Funds

Global Resources Fund

PSPFX

:  Investor  Class

Annual Shareholder Report - December 31, 2024

252A-PSPFX-24

Gold and Precious Metals Fund

USERX

:  Investor Class

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about the USGI Gold and Precious Metals Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$184	1.69%

How did the Fund perform in the last year?

Under normal market conditions, the Gold and Precious Metals Fund (USERX) invests most of its assets in precious metals, particularly in producing precious metals assets. USERX experienced notable performance in the second half of 2024 due to rising gold prices, which broke all-time highs twice during the period. In addition, bullish sentiment from both China and India contributed to strong demand for gold, driven by central bank purchases and consumer interest. The gold narrative remained strong as investors sought safety from risk assets while key central banks around the globe grappled with lending rates and monetary policy. Silver also performed well during the second half of 2024, primarily due to its correlation with gold as an alternative safe-haven asset and a hedge against a weakening dollar, which persisted until mid-December.

Total Return Based on a $10,000 Investment

Investor Class
S&P 500® Index
FTSE Gold Mines Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$34,254
$24,263
$21,621
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

Date	Investor Class	S&P 500® Index	FTSE Gold Mines Index
12/31/14	$10,000	$10,000	$10,000
03/31/15	$10,233	$10,095	$10,085
06/30/15	$10,640	$10,123	$9,889
09/30/15	$9,302	$9,471	$7,692
12/31/15	$9,522	$10,138	$7,953
03/31/16	$12,696	$10,275	$12,167
06/30/16	$17,817	$10,527	$16,801
09/30/16	$18,537	$10,933	$15,792
12/31/16	$13,841	$11,351	$12,782
03/31/17	$14,962	$12,039	$13,913
06/30/17	$14,195	$12,411	$13,266
09/30/17	$15,434	$12,967	$13,876
12/31/17	$15,650	$13,829	$14,090
03/31/18	$14,156	$13,724	$13,226
06/30/18	$15,021	$14,195	$13,237
09/30/18	$12,878	$15,290	$10,917
12/31/18	$13,413	$13,223	$12,674
03/31/19	$14,394	$15,027	$13,528
06/30/19	$16,016	$15,674	$15,877
09/30/19	$16,897	$15,940	$16,622
12/31/19	$20,300	$17,386	$18,084
03/31/20	$13,834	$13,979	$15,159
06/30/20	$22,963	$16,850	$23,161
09/30/20	$26,667	$18,355	$24,932
12/31/20	$27,824	$20,585	$22,595
03/31/21	$24,287	$21,856	$20,068
06/30/21	$27,331	$23,724	$20,603
09/30/21	$22,601	$23,862	$18,148
12/31/21	$24,814	$26,494	$20,250
03/31/22	$27,356	$25,276	$23,913
06/30/22	$20,107	$21,206	$17,020
09/30/22	$18,384	$20,170	$14,592
12/31/22	$20,486	$21,696	$17,650
03/31/23	$22,019	$23,322	$19,790
06/30/23	$20,044	$25,361	$18,583
09/30/23	$18,111	$24,531	$16,339
12/31/23	$20,801	$27,399	$19,841
03/31/24	$21,599	$30,291	$19,564
06/30/24	$23,616	$31,589	$21,231
09/30/24	$27,965	$33,448	$25,895
12/31/24	$24,263	$34,254	$21,621

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective May 1, 2024, the Fund changed its primary benchmark from the FTSE Gold Mines Index to the S&P 500 Index due to regulatory requirements. The Fund retained the FTSE Gold Mines Index as a secondary benchmark because the FTSE Gold Mines Index more closely aligns with the Fund's investment strategies and investment restrictions.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Investor Class	16.65%	3.63%	9.27%
S&P 500® Index	25.02%	14.53%	13.10%
FTSE Gold Mines Index	8.97%	3.64%	8.02%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$103,640,417
# of Portfolio Holdings	75
Portfolio Turnover Rate	58%
Management Fee Paid	$930,488

Top Ten Holdings

(% net assets)

K92 Mining, Inc.	8.74%
Alamos Gold, Inc.	5.34%
Aya Gold & Silver, Inc.	4.69%
Aris Gold Corp.	3.77%
Mineros SA	3.40%
Westgold Resources, Ltd.	3.36%
Vox Royalty Corp.	3.19%
Catalyst Metals, Ltd.	3.07%
Lundin Gold, Inc.	2.68%
New Gold, Inc.	2.39%

Sector Weightings

(% total investments)

Value	Value
Gold Mining	64.9%
Precious Metals	11.2%
Silver Mining	8.8%
Metal - Diversified	5.8%
Diversified Minerals	4.2%
Other	5.1%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/. The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group).

U.S. Global Investors Funds

Gold and Precious Metals Fund

USERX

:  Investor Class

Annual Shareholder Report - December 31, 2024

252A-USERX-24

Near-Term Tax Free Fund

NEARX

:  Investor Class

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about the USGI Near-Term Tax Free Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.45%

How did the Fund perform in the last year?

The U.S. Near-Term Tax Free Fund (NEARX) primarily invests in U.S. government securities and navigated a complex rate environment in the second half of 2024. While the Federal Reserve cut rates three times during the semiannual period between July 1 and the end of the year, bond investors continued to experience volatility in key rates. Shorter durations did not suffer as much as longer-term maturities. The woes of longer-term maturities were signaled by the demand for higher yields, driven by increased risk as a result of selling out of longer maturities. The Fed’s three consecutive rate cuts came later than expected, as at the beginning of the year there was a 90% probability priced in for the Fed to cut in the first half of 2024. Employment and inflation, the two components of the Fed’s dual mandate, will continue to be closely monitored as indicators of future rate movements.

Total Return Based on a $10,000 Investment

Investor Class
Bloomberg Barclays Municipal Bond Index
Bloomberg Barclays 3 Year Municipal Bond Index
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$12,494
$11,440
$10,733
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

Date	Investor Class	Bloomberg Barclays Municipal Bond Index	Bloomberg Barclays 3 Year Municipal Bond Index
12/31/14	$10,000	$10,000	$10,000
03/31/15	$10,039	$10,101	$10,041
06/30/15	$10,036	$10,012	$10,039
09/30/15	$10,117	$10,177	$10,120
12/31/15	$10,145	$10,330	$10,118
03/31/16	$10,183	$10,503	$10,196
06/30/16	$10,259	$10,778	$10,266
09/30/16	$10,245	$10,745	$10,239
12/31/16	$10,099	$10,356	$10,126
03/31/17	$10,175	$10,519	$10,254
06/30/17	$10,205	$10,725	$10,309
09/30/17	$10,277	$10,839	$10,364
12/31/17	$10,220	$10,920	$10,284
03/31/18	$10,158	$10,799	$10,296
06/30/18	$10,233	$10,893	$10,362
09/30/18	$10,216	$10,877	$10,350
12/31/18	$10,295	$11,060	$10,465
03/31/19	$10,370	$11,380	$10,605
06/30/19	$10,403	$11,623	$10,723
09/30/19	$10,482	$11,807	$10,756
12/31/19	$10,519	$11,893	$10,850
03/31/20	$10,551	$11,818	$10,810
06/30/20	$10,677	$12,140	$11,057
09/30/20	$10,750	$12,290	$11,135
12/31/20	$10,828	$12,513	$11,171
03/31/21	$10,758	$12,469	$11,188
06/30/21	$10,782	$12,646	$11,218
09/30/21	$10,756	$12,613	$11,227
12/31/21	$10,778	$12,703	$11,217
03/31/22	$10,360	$11,912	$10,818
06/30/22	$10,281	$11,562	$10,829
09/30/22	$10,104	$11,162	$10,615
12/31/22	$10,214	$11,620	$10,836
03/31/23	$10,311	$11,943	$10,982
06/30/23	$10,310	$11,931	$10,933
09/30/23	$10,262	$11,459	$10,821
12/31/23	$10,524	$12,364	$11,211
03/31/24	$10,537	$12,316	$11,180
06/30/24	$10,600	$12,314	$11,220
09/30/24	$10,770	$12,648	$11,488
12/31/24	$10,733	$12,494	$11,440

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective May 1, 2024, the Fund changed its primary benchmark from the Bloomberg 3-Year Municipal Bond Index to the Bloomberg Municipal Bond Index due to regulatory requirements. The Fund retained the Bloomberg 3-Year Municipal Bond Index as a secondary benchmark as the Bloomberg 3-Year Municipal Bond Index more closely aligns with the Fund's investment strategies and investment restrictions.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Investor Class	1.99%	0.40%	0.71%
Bloomberg Barclays Municipal Bond Index	1.05%	0.99%	2.25%
Bloomberg Barclays 3 Year Municipal Bond Index	2.04%	1.07%	1.35%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$23,458,266
# of Portfolio Holdings	56
Portfolio Turnover Rate	53%
Management Fee (Net of fees waived)	$(114,220)

Top Ten Area Concentrations

(% of net assets)

Texas	17.48%
Minnesota	7.14%
Pennsylvania	6.83%
New Mexico	4.93%
Illinois	4.45%
Wisconsin	4.14%
North Carolina	3.80%
Michigan	3.46%
Georgia	3.39%
Massachusetts	3.32%

Maturity Weightings

(% total investments)

Value	Value
Less than 1 Month	12.0%
1-3 Months	3.6%
3-12 Months	26.8%
1-3 Years	44.5%
3-5 Years	13.1%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/. The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group).

U.S. Global Investors Funds

Near-Term Tax Free Fund

NEARX

:  Investor Class

Annual Shareholder Report - December 31, 2024

252A-NEARX-24

U.S. Government Securities Ultra-Short Bond Fund

UGSDX

:  Investor Class

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about the USGI U.S. Government Securities Ultra-Short Bond Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.45%

How did the Fund perform in the last year?

The U.S. Government Securities Ultra-Short Bond Fund (UGSDX) primarily invests in U.S. government securities and navigated a complex rate environment in the second half of 2024. While the Federal Reserve cut rates three times during the semiannual period between July 1 and the end of the year, bond investors continued to experience volatility in key rates. Shorter durations did not suffer as much as longer-term maturities. The woes of longer-term maturities were signaled by the demand for higher yields, driven by increased risk as a result of selling out of longer maturities. The Fed’s three consecutive rate cuts came later than expected, as at the beginning of the year there was a 90% probability priced in for the Fed to cut in the first half of 2024. Employment and inflation, the two components of the Fed’s dual mandate, will continue to be closely watched as indicators of future rate movements.

Total Return Based on a $10,000 Investment

Investor Class
Bloomberg Barclays U.S. Aggregate Bond Index
Bloomberg Barclays U.S. Treasury Bills 6-9 Months Total Return Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$11,778
$11,432
$11,124
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

Date	Investor Class	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Treasury Bills 6-9 Months Total Return Index
12/31/14	$10,000	$10,000	$10,000
03/31/15	$10,058	$10,161	$10,006
06/30/15	$10,013	$9,990	$10,017
09/30/15	$10,074	$10,113	$10,027
12/31/15	$10,034	$10,055	$10,015
03/31/16	$10,096	$10,360	$10,037
06/30/16	$10,107	$10,589	$10,050
09/30/16	$10,117	$10,638	$10,057
12/31/16	$10,082	$10,321	$10,064
03/31/17	$10,094	$10,405	$10,075
06/30/17	$10,111	$10,556	$10,091
09/30/17	$10,129	$10,645	$10,118
12/31/17	$10,152	$10,687	$10,137
03/31/18	$10,126	$10,531	$10,168
06/30/18	$10,202	$10,514	$10,210
09/30/18	$10,234	$10,516	$10,257
12/31/18	$10,269	$10,688	$10,320
03/31/19	$10,311	$11,002	$10,393
06/30/19	$10,350	$11,341	$10,474
09/30/19	$10,390	$11,599	$10,532
12/31/19	$10,423	$11,620	$10,589
03/31/20	$10,446	$11,985	$10,704
06/30/20	$10,456	$12,332	$10,705
09/30/20	$10,456	$12,409	$10,712
12/31/20	$10,456	$12,492	$10,716
03/31/21	$10,456	$12,071	$10,721
06/30/21	$10,456	$12,291	$10,721
09/30/21	$10,404	$12,298	$10,723
12/31/21	$10,410	$12,299	$10,720
03/31/22	$10,253	$11,569	$10,696
06/30/22	$10,254	$11,026	$10,673
09/30/22	$10,171	$10,502	$10,671
12/31/22	$10,238	$10,699	$10,737
03/31/23	$10,370	$11,016	$10,851
06/30/23	$10,409	$10,923	$10,924
09/30/23	$10,510	$10,570	$11,057
12/31/23	$10,664	$11,291	$11,230
03/31/24	$10,775	$11,203	$11,341
06/30/24	$10,827	$11,210	$11,477
09/30/24	$10,996	$11,793	$11,664
12/31/24	$11,124	$11,432	$11,778

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective May 1, 2024, the Fund changed its primary benchmark from the Bloomberg U.S. Treasury Bills 6-9 Months Total Return Index to the Bloomberg U.S. Aggregate Bond Index due to regulatory requirements. The Fund retained the Bloomberg U.S. Treasury Bills 6-9 Months Total Return Index as a secondary benchmark as the Bloomberg U.S. Treasury Bills 6-9 Months Total Return Index more closely aligns with the Fund's investment strategies and investment restrictions.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Investor Class	4.31%	1.31%	1.07%
Bloomberg Barclays U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg Barclays U.S. Treasury Bills 6-9 Months Total Return Index	4.88%	2.15%	1.65%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$29,921,010
# of Portfolio Holdings	17
Portfolio Turnover Rate	38%
Management Fee (Net of fees waived)	$(101,683)

Top Ten Holdings

(% net assets)

U.S. Treasury Bill	16.70%
Federal Home Loan Mortgage Corp.	10.01%
U.S. Treasury Bill	9.99%
Federal Home Loan Mortgage Corp., MTN	9.98%
U.S. Treasury Bill	6.59%
U.S. Treasury Bill	6.56%
U.S. Treasury Bill	6.44%
U.S. Treasury Note/Bond	5.02%
Federal Home Loan Bank	4.73%
U.S. Treasury Bill	3.32%

Sector Weightings

(% total investments)

Value	Value
U.S. Treasury Bill	63.3%
Federal Home Loan Mortgage Corp.	20.2%
Federal Home Loan Bank	8.1%
U.S. Treasury Note/Bond	5.1%
Federal Farm Credit Bank	3.3%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/. The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group).

U.S. Global Investors Funds

U.S. Government Securities Ultra-Short Bond Fund

UGSDX

:  Investor Class

Annual Shareholder Report - December 31, 2024

252A-UGSDX-24

World Precious Minerals Fund

UNWPX

:  Investor Class

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about the USGI World Precious Minerals Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$151	1.49%

How did the Fund perform in the last year?

Under normal market conditions, the World Precious Minerals Fund (UNWPX) invests most of its assets in precious metals, particularly in producing precious metals assets. UNWPX experienced notable performance in the second half of 2024 due to rising gold prices, which broke all-time highs twice during the period. Additionally, bullish sentiment from both China and India fueled strong demand for gold, driven by central bank purchases and consumer interest. The gold narrative remained strong as investors sought safety from risk assets while key central banks globally grappled with lending rates and monetary policy. Silver also performed well during the second half of 2024, primarily due to its correlation with gold as an alternative haven asset and a hedge against a weakening dollar, which persisted until mid-December.

Total Return Based on a $10,000 Investment

Investor Class
S&P 500® Index
NYSE Arca Gold Miners Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$34,254
$21,743
$10,024
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

Date	Investor Class	S&P 500® Index	NYSE Arca Gold Miners Index
12/31/14	$10,000	$10,000	$10,000
03/31/15	$9,326	$10,095	$9,944
06/30/15	$9,579	$10,123	$9,656
09/30/15	$8,232	$9,471	$7,472
12/31/15	$8,436	$10,138	$7,536
03/31/16	$11,796	$10,275	$11,028
06/30/16	$17,938	$10,527	$15,270
09/30/16	$20,742	$10,933	$14,602
12/31/16	$14,770	$11,351	$11,646
03/31/17	$15,584	$12,039	$12,643
06/30/17	$14,514	$12,411	$12,271
09/30/17	$15,049	$12,967	$12,809
12/31/17	$14,154	$13,829	$13,086
03/31/18	$12,977	$13,724	$12,365
06/30/18	$11,468	$14,195	$12,564
09/30/18	$10,503	$15,290	$10,482
12/31/18	$9,672	$13,223	$11,987
03/31/19	$9,708	$15,027	$12,781
06/30/19	$10,281	$15,674	$14,622
09/30/19	$11,141	$15,940	$15,367
12/31/19	$11,857	$17,386	$16,934
03/31/20	$8,024	$13,979	$13,559
06/30/20	$14,329	$16,850	$21,134
09/30/20	$17,911	$18,355	$22,698
12/31/20	$20,228	$20,585	$21,013
03/31/21	$18,652	$21,856	$18,937
06/30/21	$20,305	$23,724	$19,894
09/30/21	$16,421	$23,862	$17,308
12/31/21	$17,357	$26,494	$19,154
03/31/22	$17,694	$25,276	$23,012
06/30/22	$12,244	$21,206	$16,529
09/30/22	$11,033	$20,170	$14,475
12/31/22	$11,639	$21,696	$17,605
03/31/23	$12,177	$23,322	$19,981
06/30/23	$10,697	$25,361	$18,484
09/30/23	$9,621	$24,531	$16,672
12/31/23	$9,755	$27,399	$19,574
03/31/24	$9,553	$30,291	$19,848
06/30/24	$10,361	$31,589	$21,514
09/30/24	$11,370	$33,448	$25,224
12/31/24	$10,024	$34,254	$21,743

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective May 1, 2024, the Fund changed its primary benchmark from the NYSE Arca Gold Miners Index to the S&P 500 Index  due to regulatory requirements. The Fund retained the NYSE Arca Gold Miners Index as a secondary benchmark because the NYSE Arca Gold Miners Index more closely aligns with the Fund's investment strategies and investment restrictions.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Investor Class	2.76%	-3.30%	0.02%
S&P 500® Index	25.02%	14.53%	13.10%
NYSE Arca Gold Miners Index	11.09%	5.13%	8.08%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$37,115,795
# of Portfolio Holdings	160
Portfolio Turnover Rate	31%
Management Fee (Net of fees waived)	$140,408

Top Ten Holdings

(% net assets)

K92 Mining, Inc.	7.48%
TriStar Gold, Inc.	7.02%
Radisson Mining Resources, Inc.	5.89%
Nano One Materials Corp.	4.10%
Vizsla Silver Corp.	3.93%
First Nordic Metals Corp.	3.56%
Dolly Varden Silver Corp.	3.15%
Founders Metals, Inc.	3.05%
G2 Goldfields, Inc.	2.91%
Tolu Minerals, Ltd.	2.79%

Sector Weightings

(% total investments)

Value	Value
Gold Mining	55.9%
Precious Metals	17.1%
Diversified Minerals	7.3%
Silver Mining	7.3%
Advanced Materials/Production	4.2%
Metal - Diversified	3.7%
Other	4.5%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/. The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group).

U.S. Global Investors Funds

World Precious Minerals Fund

UNWPX

:  Investor Class

Annual Shareholder Report - December 31, 2024

252A-UNWPX-24

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
(a)           As of the end of the period covered by this report, U.S. Global Investors Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)       There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)       There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)        Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $112,000 in 2023 and $118,600 in 2024.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2023 and $0 in 2024.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $32,000 in 2023 and $26,000 in 2024.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs  (a) through (c) of this Item, were $0 in 2023 and $0 in 2024.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to the Registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $32,000 in 2023 and $26,000 in 2024.  These fees related to tax services rendered to the Registrant.

(h) All non-audit services rendered in (g) above were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

U.S. Global Investors Funds
Annual Financials and Other
Information
December 31, 2024

U.S. Global Investors Funds
Annual Financials and Other Information
December 31, 2024
Table of Contents
Portfolios of Investments 5
Notes to Portfolios of Investments 29
Statements of Assets and Liabilities 40
Statements of Operations 42
Statements of Changes in Net Assets 44
Notes to Financial Statements 48
Financial Highlights 61
Report of Independent Registered Public Accounting Firm 67
Important Tax Information (unaudited) 68
Other Information 69

Apex Fund Services
3 Canal Plaza, Suite 600
Portland, ME 04101
Nasdaq Symbols (unaudited)
U.S. Global Investors Funds
Investor Class
U.S. Government Securities Ultra-Short Bond Fund UGSDX
Near-Term Tax Free Fund NEARX
Global Luxury Goods Fund USLUX
Global Resources Fund PSPFX
World Precious Minerals Fund UNWPX
Gold and Precious Metals Fund USERX

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2024
U.S. Government Securities Ultra-Short Bond Fund
United States Government and Agency
Obligations 99.10%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Federal Farm Credit Bank 3.28%
Fixed Rates:
2.35 12/05/25 $ 1,000,000 $ 982,268
Federal Home Loan Bank 8.04%
Fixed Rates:
2.63 09/12/25 1,000,000 988,901
1.11 10/28/26 1,500,000 1,416,296
2,405,197
Federal Home Loan Mortgage Corp. 19.99%
Fixed Rates:
2.40 03/28/25 3,000,000 2,985,582
4.05 08/28/25 3,000,000 2,995,392
5,980,974
U.S. Treasury Bill 62.77%
◊
Yield to Maturity:
5.17 01/09/25 5,000,000 4,995,913
4.99 01/30/25 3,000,000 2,990,141
4.38 03/04/25 1,000,000 992,948
4.28 03/13/25 1,000,000 991,883
4.32 03/27/25 1,000,000 990,236
4.37 04/10/25 500,000 494,351
4.35 05/01/25 2,000,000 1,972,624
4.25 06/12/25 2,000,000 1,963,030
4.83 07/10/25 1,000,000 978,552
4.16 10/02/25 500,000 484,758
4.17 -
4.23 11/28/25 2,000,000 1,927,539
18,781,975
U.S. Treasury Note/Bond 5.02%
Fixed Rates:
4.25 12/31/25 1,500,000 1,500,525
Investments, at value 99.10% 29,650,939
(cost $29,603,524 )
Other assets and liabilities, net 0.90% 270,071
Net Assets 100.00% $ 29,921,010

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2024
Near-Term Tax Free Fund
Municipal Bonds 93.65%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Arizona 1.71%
City of Mesa AZ, Arizona, Refunding, GO
Limited 4.00 07/01/25 $ 400,000 $ 402,102
Colorado 2.66%
City of Glendale CO, Colorado, Refunding, COP
AGM 5.00 12/01/25 265,000 269,218
Colorado Health Facilities Authority, Colorado,
Refunding, RB 5.00 10/01/25 350,000 354,238
623,456
Connecticut 0.87%
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 05/15/27 200,000 205,265
Delaware 0.54%
The Delaware Municipal Electric Corp.,
Delaware, Refunding, RB 5.00 07/01/25 125,000 126,164
District of Columbia 1.01%
District of Columbia, District of Columbia,
Refunding, GO Unlimited 5.00 06/01/25 235,000 236,917
Florida 3.00%
Port St Lucie Community Redevelopment
Agency, Florida, Refunding, Tax
Allocation Bond 5.00 01/01/25 705,000 705,000
Georgia 3.39%
Barrow County School District, Georgia, GO
Unlimited 2.13 02/01/26 500,000 491,473
Grady County School District, Georgia, GO
Unlimited 5.00 10/01/25 300,000 304,190
795,663
Hawaii 0.77%
State of Hawaii, Hawaii, Refunding, GO
Unlimited 5.00 10/01/27 175,000 181,087
Illinois 4.45%
State of Illinois, Illinois, GO Unlimited 5.00 11/01/28 1,000,000 1,043,228

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2024
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Indiana 1.38%
County of Warrick IN Redevelopment District,
Indiana, Refunding, Tax Allocation Bond 4.00 08/01/25 $ 170,000 $ 170,710
Northwestern School Corp., Indiana, GO
Limited 5.00 01/15/26 150,000 152,465
323,175
Iowa 1.24%
Iowa Finance Authority, Iowa, Refunding, RB 5.00 02/15/25 290,000 290,444
Kansas 2.00%
City of Lawrence KS, Kansas, GO Unlimited 3.25 09/01/27 170,000 169,211
Sedgwick County Unified School District No.
262 Valley Center, Kansas, Refunding,
GO Unlimited 4.00 09/01/25 300,000 300,118
469,329
Kentucky 2.99%
Campbellsville Independent School District
Finance Corp., Kentucky, RB 4.00 08/01/25 165,000 165,585
City of Ashland KY, Kentucky, Refunding, GO
Unlimited AGM 5.00 01/01/25 300,000 300,000
Kentucky Bond Development Corp., Kentucky,
Refunding, RB 5.00 05/01/25 235,000 236,203
701,788
Massachusetts 3.32%
Massachusetts Development Finance Agency,
Massachusetts, Refunding, RB 4.00 04/01/25 250,000 250,582
New Bedford Housing Authority,
Massachusetts, RB 2.45 10/01/27 550,000 528,726
779,308
Michigan 3.46%
Great Lakes Water Authority Water Supply
System Revenue, Michigan, Refunding,
RB 5.00 07/01/26 365,000 376,332
Wayne State University, Michigan, RB 5.00 11/15/27 430,000 436,550
812,882
Minnesota 7.14%
City of Woodbury MN, Minnesota, GO
Unlimited 3.00 02/01/28 550,000 542,253
County of Chisago MN, Minnesota, GO
Unlimited 2.00 02/01/27 1,175,000 1,132,221
1,674,474

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2024
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Mississippi 0.53%
County of Madison MS, Mississippi, GO
Unlimited 4.50 11/01/25 $ 125,000 $ 125,122
Missouri 3.11%
Nixa Public Schools, Missouri, Refunding, GO
Unlimited 2.25 03/01/25 530,000 528,398
St Louis Land Clearance for Redevelopment
Authority, Missouri, RB 4.00 07/15/25 200,000 200,872
729,270
Nebraska 1.28%
Nebraska Public Power District, Nebraska,
Refunding, RB 5.00 01/01/25 300,000 300,000
New Jersey 1.83%
Middlesex County Improvement Authority, New
Jersey, RB 5.00 07/01/25 425,000 429,211
New Mexico 4.93%
City of Rio Rancho NM, New Mexico, GO
Unlimited 5.00 08/01/27 600,000 630,218
Los Alamos Public School District, New
Mexico, GO Unlimited 5.00 08/01/25 520,000 525,646
1,155,864
New York 2.88%
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/25 250,000 252,758
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/26 200,000 206,406
Port Authority of New York & New Jersey,
New York, Refunding, RB 5.00 10/01/25 215,000 217,126
676,290
North Carolina 3.80%
City of Cherryville NC, North Carolina, GO
Unlimited 2.00 11/01/31 440,000 388,974
County of Pender NC, North Carolina, RB 5.00 04/01/25 500,000 502,394
891,368
Oregon 2.06%
City of Ashland OR, Oregon, GO Limited 2.38 10/01/26 200,000 195,151
City of Lincoln City OR, Oregon, Refunding, GO
Unlimited 2.50 06/01/28 300,000 287,534
482,685

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2024
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Pennsylvania 6.83%
Commonwealth of Pennsylvania, Pennsylvania,
Refunding, GO Unlimited, First Series 5.00 08/15/25 $ 310,000 $ 313,695
Delaware River Port Authority, Pennsylvania,
Refunding, RB 5.00 01/01/27 500,000 519,650
Williamsport Sanitary Authority, Pennsylvania,
Refunding, RB BAM 5.00 01/01/27 740,000 768,790
1,602,135
South Carolina 1.42%
City of Tega Cay SC, South Carolina, Refunding,
GO Unlimited 2.25 04/01/25 335,000 333,443
Tennessee 0.70%
Paris Utility Authority Electric System Revenue,
Tennessee, RB 5.00 06/01/28 155,000 163,709
Texas 17.48%
Board of Regents of the University of Texas
System, Texas, RB 5.00 08/15/26 1,000,000 1,032,196
City of Dallas TX Waterworks & Sewer System
Revenue, Texas, Refunding, RB 5.00 10/01/26 750,000 777,291
City of Denton TX, Texas, GO Limited 4.00 02/15/26 265,000 268,196
City of Denton TX, Texas, Refunding, GO
Limited 5.00 02/15/27 400,000 416,577
Lower Colorado River Authority, Texas,
Refunding, RB 5.00 05/15/27 195,000 196,206
Texas Department of Transportation State
Highway Fund, Texas, RB 5.00 10/01/26 695,000 718,484
Westwood Independent School District, Texas,
GO Unlimited PSF-GTD 5.00 02/15/27 665,000 691,169
4,100,119
Virginia 0.97%
Virginia Commonwealth Transportation Board,
Virginia, RB 5.00 05/15/25 225,000 226,546
Washington 1.76%
King County Fire Protection District No. 45,
Washington, GO Unlimited 4.00 12/01/25 260,000 261,700
King County Housing Authority, Washington,
Refunding, RB 4.00 06/01/27 150,000 151,300
413,000

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2024
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Wisconsin 4.14%
Elmbrook School District, Wisconsin,
Refunding, GO Unlimited 2.75 04/01/28 $ 1,000,000 $ 970,488
Total Municipal Bonds 21,969,532
(cost $22,118,963)
Exchange Traded Fund 4.50% Shares
iShares Short-Term National Muni Bond ETF 10,000 1,054,800
(cost $1,055,350)
Investments, at value 98.15% 23,024,332
(cost $23,174,313 )
Other assets and liabilities, net 1.85% 433,934
Net Assets 100.00% $ 23,458,266

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2024
Global Luxury Goods Fund
Common Stocks 90.25% Shares Value
Apparel Manufacturers 12.18%
Christian Dior SE 585 $ 366,759
Hermes International SCA 1,898 4,554,007
Kering SA, ADR 29,200 719,196
PRADA SpA 22,000 169,308
VF Corp. 11,000 236,060
6,045,330
Athletic Footwear 2.90%
adidas AG, ADR 8,000 974,160
On Holding AG, Class A
*
8,450 462,807
1,436,967
Automotive - Cars & Light Trucks 16.38%
Ferrari NV 6,800 2,888,912
Mercedes-Benz Group AG, ADR 139,000 1,920,980
Tesla, Inc.
*æ
4,840 1,954,585
Volkswagen AG 14,300 1,361,723
8,126,200
Beverages - Wine/Spirits 3.73%
Constellation Brands, Inc., Class A 6,300 1,392,300
Pernod Ricard SA 1,000 112,987
Remy Cointreau SA 5,700 345,212
1,850,499
Casino Hotels 2.73%
Las Vegas Sands Corp. 8,600 441,696
Wynn Resorts, Ltd. 10,600 913,296
1,354,992
Cosmetics & Toiletries 2.68%
L'Oreal SA, ADR 7,200 506,952
The Estee Lauder Cos., Inc. 11,000 824,780
1,331,732
Cruise Lines 8.49%
Carnival Corp.
*
57,000 1,420,440
Norwegian Cruise Line Holdings, Ltd.
*
5,000 128,650
Royal Caribbean Cruises, Ltd. 7,755 1,789,001
Viking Holdings, Ltd.
*
19,800 872,388
4,210,479
Diversified Banking Institution 2.99%
The Goldman Sachs Group, Inc. 2,590 1,483,086
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
#*@
100,000 0

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2024
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Fiduciary Banks 1.47%
Northern Trust Corp. 7,100 $ 727,750
Finance - Credit Card 2.69%
American Express Co. 4,500 1,335,555
Finance - Mortgage Loan/Banker 0.00%
Lendified Holdings, Inc.
#*@
1,116,560 0
Gold Mining 5.90%
Allied Gold Corp.
*
51,000 120,985
Catalyst Metals, Ltd.
*
150,000 238,366
Centerra Gold, Inc. 21,400 121,766
Franco-Nevada Corp. 4,400 517,396
Osisko Gold Royalties, Ltd. 25,700 465,170
Ramelius Resources, Ltd. 260,000 331,611
Regis Resources, Ltd.
*
78,000 122,513
Resolute Mining, Ltd.
*
342,000 83,020
Royal Gold, Inc. 3,450 454,883
Westgold Resources, Ltd. 270,000 470,299
2,926,009
Hotels & Motels 6.12%
Hilton Worldwide Holdings, Inc. 6,450 1,594,182
HUGO BOSS AG 12,276 564,108
Marriott International, Inc., Class A 3,150 878,661
3,036,951
Investment Management/Advisory Services 2.44%
Apollo Global Management, Inc. 7,345 1,213,100
Oil Companies - Exploration & Production 0.08%
NG Energy International Corp., 144A
#*∆
50,000 38,262
Precious Metals 0.65%
Wheaton Precious Metals Corp. 5,700 320,568
Private Equity 1.18%
KKR & Co., Inc. 3,950 584,245
Real Estate Operating/Development 0.00%
Infrastructure Ventures, Inc.
#*@+
426,533 0
Retail - Apparel/Shoe 7.50%
Brunello Cucinelli SpA 8,950 977,692
Industria de Diseno Textil SA 31,100 1,593,065
Moncler SpA 13,500 712,672
Zalando SE
*
13,100 438,238
3,721,667

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2024
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Retail - Jewelry 5.69%
Cie Financiere Richemont SA 18,680 $ 2,825,802
Silver Mining 0.38%
Aya Gold & Silver, Inc.
*
25,000 186,789
Textile - Apparel 4.07%
LVMH Moet Hennessy Louis Vuitton SE, ADR 15,441 2,017,984
Total Common Stocks 44,773,967
(cost $41,533,107)
Corporate Non-Convertible Bond 1.64%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.64%
Aris Gold Corp. 7.50 08/26/27 $ 533,201 813,132
(cost $533,144)
Call Option Purchased 0.00%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts
Automotive - Cars & Light Trucks 0.00%
Ferrari NV $ 500.00 01/25 $ 2,750,000 55 55
(premiums paid $97,620 )
Investments, at value 91.89% 45,587,154
(cost $42,163,871 )
Total Written Option (0.05)% (23,750)
(premiums received $(47,643))
Other assets and liabilities, net 8.16% 4,046,526
Net Assets 100.00% $ 49,609,930
Call Option Written - (0.05)%
Strike
Price Exp. Date
Notional
Contract
Value Contracts Value
Automotive - Cars & Light Trucks - (0.05)%
Tesla, Inc. (premiums received
$(47,643)) $ 430.00 01/25 $ 807,680 (20) $ (23,750)

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2024
Global Resources Fund
Common Stocks 88.56% Shares Value
Advanced Materials/Production 0.50%
Nano One Materials Corp.
*
325,000 $ 183,137
Agricultural Chemicals 0.31%
OCI NV
*
10,000 112,005
Agricultural Operations 0.96%
Bunge Global SA 4,500 349,920
Building Products - Wood 0.41%
Stella-Jones, Inc. 3,000 148,576
Chemicals - Diversified 0.87%
FMC Corp. 6,500 315,965
Chemicals - Specialty 1.47%
Albemarle Corp. 1,000 86,080
Methanex Corp. 9,000 449,734
535,814
Coal 0.94%
Caribbean Resources Corp.
#*@
2,148,176 0
Teck Resources, Ltd., Class B 8,500 344,505
344,505
Diamonds/Precious Stones 0.63%
Barksdale Resources Corp.
*
1,955,000 231,208
Diversified Minerals 3.91%
Arianne Phosphate, Inc.
*
600,000 56,350
BHP Group, Ltd., ADR 3,500 170,905
Core Assets Corp., 144A
#*∆
600,000 16,696
E3 Lithium, Ltd.
*
100,000 64,698
IberAmerican Lithium Corp.
*
1,000,000 31,306
Legacy Lithium Corp.
#*@
20,000 3,189
Leo Lithium, Ltd.
#*@
700,000 163,341
Lithium Royalty Corp.
*
821 3,364
NGEX Minerals, Ltd.
*
20,000 186,580
NGX, Ltd.
*
90 10
Nio Strategic Metals, Inc.
*
3,325,000 92,525
Nio Strategic Metals, Inc., 144A
#*∆
362,069 10,075
Nuclear Fuels, Inc.
*
500,000 149,570
Sigma Lithium Corp.
*
10,000 112,200
Standard Lithium, Ltd.
*
75,000 109,500
Volt Lithium Corp.
*
975,000 189,920
Wolfden Resources Corp.
*
1,825,000 69,829
1,430,058

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2024
Global Resources Fund
Common Stocks (cont’d) Shares Value
Energy - Alternate Sources 0.48%
First Solar, Inc.
*
1,000 $ 176,240
Pacific Green Energy Corp.
#*@~
2,400,000 0
176,240
Enterprise Software/Services 7.18%
Abaxx Technologies, Inc.
*
300,000 2,316,602
Base Carbon, Inc.
*
1,000,000 306,098
2,622,700
Finance-Other Services 0.57%
CME Group, Inc. 461 107,058
TMX Group, Ltd. 3,300 101,655
208,713
Food - Miscellaneous/Diversified 1.51%
Ingredion, Inc. 4,000 550,240
Gold Mining 13.67%
Agnico Eagle Mines, Ltd. 5,000 391,050
Atex Resources, Inc.
*
85,000 84,264
Black Cat Syndicate, Ltd.
*
986,900 344,977
Black Cat Syndicate, Ltd.
*
87,700 30,656
Collective Mining, Ltd.
*
75,000 311,489
EnviroGold Global, Ltd., 144A
#*∆
75,000 2,609
Firefinch, Ltd.
#*@
1,000,000 41,655
K92 Mining, Inc.
*
115,000 694,424
Montage Gold Corp.
*
600,000 868,204
New Gold, Inc.
*
250,000 620,000
NeXGold Mining Corp.
*
245,875 118,024
Osisko Gold Royalties, Ltd. 10,000 181,000
Perpetua Resources Corp.
*
30,000 320,100
Royal Road Minerals, Ltd.
*
5,500,000 420,884
Seabridge Gold, Inc.
*
20,000 228,200
Seasif Exploration, Inc.
*
2,000,000 41,741
Torex Gold Resources, Inc.
*
15,000 295,523
4,994,800
Industrial Gases 2.29%
Linde PLC 2,000 837,340
Investment Companies 0.45%
Contango Holdings PLC
*
10,502,248 164,768
Metal - Aluminum 0.52%
Alcoa Corp. 5,000 188,900

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2024
Global Resources Fund
Common Stocks (cont’d) Shares Value
Metal - Copper 2.25%
Hudbay Minerals, Inc. 75,000 $ 607,500
Kutcho Copper Corp.
*
1,223,500 80,860
Meridian Mining UK Societas
*
500,000 133,918
822,278
Metal - Diversified 12.22%
Anglo American PLC 3,500 103,485
Electra Battery Materials Corp., 144A
#*∆
55,555 25,121
Filo Corp.
*
42,500 941,094
Glencore PLC 20,000 88,084
GoviEx Uranium, Inc., 144A
#*∆
58,000 2,018
Ivanhoe Electric, Inc./US
*
40,000 302,000
Ivanhoe Mines, Ltd.
*
149,300 1,771,928
Juno Corp., 144A
#*@∆
200,000 347,838
Magna Mining, Inc.
*
154,600 146,270
Orsu Metals Corp., 144A
#*@∆
14,761 0
Sovereign Metals, Ltd.
*
600,000 274,049
Torq Resources, Inc.
*
900,000 31,305
Vox Royalty Corp. 185,000 432,900
4,466,092
Metal - Iron 0.49%
Champion Iron, Ltd. 50,000 180,180
Consolidated Growth Holdings, Ltd.
#*@
19,859,173 0
180,180
Mining Services 0.47%
Cordoba Minerals Corp.
*
58,823 16,573
Defense Metals Corp.
*
1,000,000 156,527
173,100
Natural Resource Technology 0.40%
I-Pulse, Inc., 144A
#*@+∆
15,971 145,017
Non-Ferrous Metals 4.38%
Atha Energy Corp.
*
150,000 58,437
Bannerman Energy, Ltd.
*
80,109 142,819
Bannerman Energy, Ltd.
*
9,891 17,634
Cameco Corp. 5,000 256,950
CanAlaska Uranium, Ltd.
*
90,000 42,576
Denison Mines Corp.
*
115,000 207,000
Encore Energy Corp.
*
100,000 337,403
InZinc Mining, Ltd.
*
2,000,000 27,827
Lotus Resources, Ltd.
*
800,000 98,305
NexGen Energy, Ltd.
*
25,000 165,000
Peninsula Energy, Ltd.
*
95,000 73,534
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2024
Global Resources Fund
Common Stocks (cont’d) Shares Value
Non-Ferrous Metals (cont’d)
Ur-Energy, Inc.
*
150,000 $ 172,500
1,599,985
Oil - US Royalty Trusts 4.15%
Kimbell Royalty Partners LP 30,000 486,900
PrairieSky Royalty, Ltd. 15,000 292,497
Viper Energy, Inc. 15,000 736,050
1,515,447
Oil Companies - Exploration & Production 8.74%
Antero Resources Corp.
*
15,000 525,750
Canadian Natural Resources, Ltd. 6,000 185,220
ConocoPhillips 5,962 591,251
EOG Resources, Inc. 2,500 306,450
LNG Energy Group Corp.
*
1,100,000 45,915
New Stratus Energy, Inc.
*
500,000 153,049
NG Energy International Corp.
*
1,000,000 765,244
NG Energy International Corp., 144A
#*∆
200,000 153,049
Permian Resources Corp. 15,000 215,700
Range Resources Corp. 7,000 251,860
3,193,488
Oil Companies - Field Services 2.74%
Baker Hughes Co. 10,000 410,200
Schlumberger NV 5,000 191,700
Select Water Solutions, Inc., Class A 30,000 397,200
999,100
Oil Companies - Integrated 3.45%
BP PLC, ADR 10,000 295,600
Exxon Mobil Corp. 3,500 376,495
Imperial Oil, Ltd. 6,000 369,600
TotalEnergies SE, ADR 4,000 218,000
1,259,695
Paper & Related Products 1.51%
Sylvamo Corp. 7,000 553,140
Pipelines 4.41%
Cheniere Energy, Inc. 7,500 1,611,525
Platinum 0.11%
Impala Platinum Holdings, Ltd., ADR
*
8,840 41,548
Precious Metals 3.10%
Arizona Metals Corp.
*
100,000 111,308
Brixton Metals Corp.
*
2,000,000 83,481
Coeur Mining, Inc.
*
111,000 634,920

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2024
Global Resources Fund
Common Stocks (cont’d) Shares Value
Precious Metals (cont’d)
Unico Silver, Ltd.
*
750,000 $ 89,617
Vizsla Royalties Corp.
*
191,715 213,395
1,132,721
Real Estate Operating/Development 0.90%
Infrastructure Ventures, Inc.
#*@+
7,443,544 0
Revival Gold, Inc.
*
1,690,682 329,327
329,327
Retail - Jewelry 0.17%
Mene, Inc.
*
750,000 60,002
Silver Mining 2.40%
Aya Gold & Silver, Inc.
*
10,000 74,715
Endeavour Silver Corp.
*
75,000 274,966
Vizsla Silver Corp.
*
312,500 528,279
877,960
Total Common Stocks 32,355,494
(cost $76,767,993)
Corporate Convertible Bond 1.37%
Coupon
Rate %
Maturity
Date
Principal
Amount
Investment Companies 1.37%
Contango Holdings PLC, 144A
#@∆
0.00 03/31/25 $ 400,000 500,760
(cost $508,120)
Corporate Non-Convertible Bonds 4.21%
Gold Mining 2.73%
Aris Gold Corp. 7.50 08/26/27 653,197 996,125
Oil Companies - Exploration & Production 1.48%
NG Energy International Corp.
#
8.00 05/20/27 750,000 542,628
Total Corporate Non-Convertible Bonds 1,538,753
(cost $1,240,316)
Warrants 0.29%
Exercise
Price
Exp.
Date Shares
Diamonds/Precious Stones 0.00%
Barksdale Resources Corp., 144A
#*@∆
$ 0.60 01/09/27 177,500 0

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2024
Global Resources Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Diversified Minerals 0.00%
Core Assets Corp., 144A
#*@∆
$ 0.47 02/17/25 300,000 $ 0
Desert Mountain Energy Corp., 144A
#*@∆
2.70 03/24/25 300,000 0
Group 6 Metals, Ltd.
#*@
0.28 01/13/25 400,000 0
IberAmerican Lithium Corp., 144A
#*@∆
0.40 09/01/26 500,000 1,739
Lithium Ion Energy, Ltd., 144A
#*@∆
0.70 04/12/25 225,000 0
Volt Lithium Corp., 144A
#*@∆
0.33 08/04/25 500,000 0
Volt Lithium Corp., 144A
#*@∆
0.44 11/19/26 250,000 0
1,739
Gold Mining 0.00%
Iris Metals, Ltd.
#*@
1.50 05/16/25 325,000 0
Investment Companies 0.00%
Contango Holdings PLC, 144A
#*@∆
0.09 11/07/25 4,583,333 0
Metal - Copper 0.00%
Trigon Metals, Inc., 144A
#*@∆
1.50 07/12/26 125,000 0
Metal - Diversified 0.00%
Electra Battery Materials Corp., 144A
#*@∆
1.74 08/11/25 250,000 0
Torq Resources, Inc., 144A
#*@∆
0.30 01/04/27 1,000,000 0
0
Mining Services 0.20%
Aris Mining Corp.
*
2.75 07/29/25 480,000 73,463
Non-Ferrous Metals 0.00%
Peninsula Energy, Ltd.
#*@
2.00 03/31/25 35,000 0
Oil Companies - Exploration & Production 0.09%
LNG Energy Group, 144A
#*@∆
0.60 05/05/26 1,000,000 0
NG Energy International Corp.
#*
1.40 05/20/27 300,000 31,306
31,306
Real Estate Operating/Development 0.00%
Revival Gold, Inc., 144A
#*@∆
0.72 05/16/26 250,000 0
Revival Gold, Inc., 144A
#*@∆
0.45 05/02/27 137,500 0
0
Total Warrants 106,508
(cost $21,535 )
Investments, at value 94.43% 34,501,515
(cost $78,537,964 )
Other assets and liabilities, net 5.57% 2,035,898
Net Assets 100.00% $ 36,537,413

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2024
World Precious Minerals Fund
Common Stocks 95.84% Shares Value
Advanced Materials/Production 4.10%
Nano One Materials Corp.
*
2,700,000 $ 1,521,444
Coal 0.00%
Caribbean Resources Corp.
#*@
505,453 0
Diamonds/Precious Stones 1.14%
Barksdale Resources Corp.
*
3,570,000 422,206
Diversified Minerals 7.25%
Ascot Resources, Ltd., 144A
#*∆
6,412 825
AuMega Metals, Ltd.
*
1,000,000 24,349
Erdene Resource Development Corp.
*
500,000 194,789
Founders Metals, Inc.
*
350,000 1,132,213
Genesis Minerals, Ltd.
*
125,000 189,981
Gossan Resources, Ltd.
*
1,250,000 13,044
Kenorland Minerals, Ltd.
*
225,000 200,355
Kootenay Resources, Inc.
*
40,000 1,391
Max Resource Corp.
*
2,000,000 69,568
Meeka Metals, Ltd.
*
2,000,000 95,146
Miata Metals Corp.
*
300,000 125,222
Minaurum Gold, Inc.
*
1,500,000 177,397
Serra Energy Metals Corp.
*
2,000,000 27,827
Summit Gold, Ltd.
#*@
10,000 0
Waraba Gold, Ltd.
*~
2,155,000 14,992
Waraba Gold, Ltd., 144A
#*~∆
6,045,000 42,054
Western Exploration, Inc.
*
350,000 224,008
Westward Gold, Inc.
*
3,000,000 156,527
2,689,688
Gold Mining 52.56%
Abitibi Metals Corp.
*
300,000 61,567
Abitibi Metals Corp.
*
100,000 20,523
Adamera Minerals Corp.
*
1,047,000 134,749
Adamera Minerals Corp., 144A
#*∆
11,954 1,539
Agnico Eagle Mines, Ltd. 2,500 195,525
Allegiant Gold, Ltd.
*
500,000 46,958
Alpha Exploration, Ltd.
*
500,000 240,008
Angus Gold, Inc.
*
350,000 126,613
Asante Gold Corp.
*
1,000,000 730,460
Atex Resources, Inc.
*
100,000 99,134
Awale Resources, Ltd.
*
925,000 263,835
Black Cat Syndicate, Ltd.
*
2,203,300 770,176
Black Cat Syndicate, Ltd.
*
322,600 112,767
Carolina Rush Corp.
*
1,000,000 48,697
Cassiar Gold Corp.
*
448,000 59,216
Collective Mining, Ltd.
*
50,000 207,659
Compass Gold Corp.
*
2,000,000 243,487

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2024
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Dryden Gold Corp.
*
1,000,000 $ 100,873
Faraday Copper Corp., 144A
#*∆
43,500 22,545
Freegold Ventures, Ltd.
*
200,000 100,178
G2 Goldfields, Inc.
*
800,000 1,079,690
Gold Bull Resources Corp.
*
100,000 32,697
Goldshore Resources, Inc.
*
2,000,000 347,838
Hayasa Metals, Inc.
*
400,000 20,870
Heliostar Metals, Ltd.
*
1,000,000 424,363
K92 Mining, Inc.
*
460,000 2,777,697
Karus Mining, Inc.
#*@
37,500 13,117
Kesselrun Resources, Ltd.
*~
5,000,000 121,743
Kinross Gold Corp. 15,000 139,050
Lahontan Gold Corp.
*
3,000,000 52,176
Lion One Metals, Ltd.
*
250,000 45,219
Loncor Gold, Inc.
*
2,575,000 967,338
Maple Gold Mines, Ltd.
*
1,000,000 34,784
Mawson Gold, Ltd.
*
500,000 354,795
McFarlane Lake Mining, Ltd.
*
2,500,000 43,480
Montage Gold Corp.
*
400,000 578,803
Newcore Gold, Ltd., 144A
#*@∆
400,000 86,264
NV Gold Corp.
*
100,000 16,522
Omai Gold Mines Corp.
*
4,000,000 667,849
Osisko Gold Royalties, Ltd. 10,000 181,000
Probe Gold, Inc.
*
325,000 384,361
Provenance Gold Corp.
*
192,500 37,497
Radisson Mining Resources, Inc.
*
9,250,000 2,187,902
Radius Gold, Inc., 144A
#*∆
125,000 7,392
Renegade Gold, Inc.
*
650,000 74,611
Roscan Gold Corp.
*
1,500,000 73,046
Royal Road Minerals, Ltd.
*
1,500,000 114,787
Sanu Gold Corp.
*
1,585,000 192,963
Sanu Gold Corp., 144A
#*∆
700,000 85,220
Scottie Resources Corp.
*
541,666 391,897
Seabridge Gold, Inc.
*
15,000 171,150
Spartan Resources, Ltd./Australia
*
175,000 152,084
Spartan Resources, Ltd./Australia
*
87,500 76,042
STLLR Gold, Inc.
*
92,000 53,122
Storm Exploration, Inc.
*
537,500 14,022
Sunshine Metals, Ltd./Australia
*
12,000,000 59,858
Taurus Gold, Ltd., 144A
#*@∆
2,448,381 0
Tolu Minerals, Ltd.
*
2,042,000 1,034,710
TriStar Gold, Inc.
*~
28,800,000 2,604,612
Valkea Resources Corp.
*
500,000 100,873
Viva Gold Corp.
*
500,000 48,697
Westhaven Gold Corp.
*
1,000,000 71,307
19,507,957

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2024
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Metal - Copper 0.49%
C3 Metals, Inc.
*
115,384 $ 19,666
Meridian Mining UK Societas
*
600,000 160,702
180,368
Metal - Diversified 3.65%
Aurion Resources, Ltd.
*
400,000 175,311
Callinex Mines, Inc.
*
100,000 62,611
Cartier Resources, Inc.
*
750,000 41,741
Ivanhoe Mines, Ltd.
*
50,000 593,412
Juno Corp., 144A
#*@∆
200,000 347,838
Orex Minerals, Inc.
*
700,000 68,176
Orsu Metals Corp., 144A
#*@∆
186,922 0
RTG Mining, Inc.
*
3,000,000 46,115
Sterling Metals Corp.
*
1,000,000 20,870
1,356,074
Mining Services 0.42%
Cordoba Minerals Corp.
*
58,823 16,574
Great Pacific Gold Corp.
*
400,000 139,135
Orexplore Technologies, Ltd.
#*@
267,284 0
155,709
Non-Ferrous Metals 0.55%
InZinc Mining, Ltd.
*
2,000,000 27,827
Solitario Resources Corp.
*
300,000 178,350
206,177
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.
#*@
2,000,000 0
Optical Recognition Equipment 0.00%
Nexoptic Technology Corp., 144A
#*∆
12,083 168
Platinum 0.00%
New Age Metals, Inc., 144A
#*∆
35,880 1,872
Precious Metals 16.94%
Arizona Metals Corp.
*
750,000 834,812
Brixton Metals Corp.
*
3,000,000 125,222
Canex Metals, Inc.
*
3,250,000 90,438
Capitan Silver Corp.
*
1,000,000 219,138
Coeur Mining, Inc.
*
20,000 114,400
Denarius Metals Corp.
*
150,000 70,959
Dolly Varden Silver Corp.
*
1,750,000 1,168,736
First Nordic Metals Corp.
*
5,000,000 1,321,785
GFG Resources, Inc.
*
5,000,000 643,501
Gold Terra Resource Corp.
*
3,500,000 146,092

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2024
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Precious Metals (cont’d)
GR Silver Mining, Ltd.
*
1,000,000 $ 114,787
Olive Resource Capital, Inc.
*
4,000,000 76,524
Paramount Gold Nevada Corp.
*
170,000 58,140
Polarx, Ltd.
*
19,432,756 72,216
Rua Gold, Inc.
*
250,000 104,351
Silver Viper Minerals Corp.
*
3,000,000 83,481
Stillwater Critical Minerals Corp.
*
500,000 41,741
Thesis Gold, Inc.
*
650,000 257,748
Unico Silver, Ltd.
*
500,000 59,744
Unico Silver, Ltd.
*
352,941 42,173
Visionary Metals Corp.
*
1,500,000 54,784
Vizsla Royalties Corp.
*
229,115 255,024
West Point Gold Corp.
*
850,000 189,224
Xali Gold Corp., 144A
#*∆
4,875,000 144,135
6,289,155
Real Estate Operating/Development 1.10%
Mammoth Resources Corp.
*~
5,500,000 57,393
Revival Gold, Inc.
*
1,798,818 350,391
407,784
Retail - Jewelry 0.46%
Mene, Inc.
*
2,115,000 169,206
Silver Mining 7.18%
Aya Gold & Silver, Inc.
*
70,000 523,009
Endeavour Silver Corp.
*
50,000 183,311
Kootenay Silver, Inc.
*
478,000 305,930
Metallic Minerals Corp.
*
1,000,000 97,395
Southern Silver Exploration Corp.
*
750,000 96,525
Vizsla Silver Corp.
*
862,500 1,458,051
2,664,221
Total Common Stocks 35,572,029
(cost $60,318,797)
Corporate Non-Convertible Bond 2.71%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 2.71%
Aris Gold Corp. 7.50 08/26/27 $ 659,866 1,006,296
(cost $659,866)

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2024
World Precious Minerals Fund
Warrants 0.41%
Exercise
Price
Exp.
Date Shares Value
Diamonds/Precious Stones 0.00%
Barksdale Resources Corp., 144A
#*@∆
$ 0.60 01/09/27 147,500 $ 0
Diversified Minerals 0.00%
Minaurum Gold, Inc., 144A
#*@∆
0.34 05/02/26 250,000 0
Western Exploration, Inc., 144A
#*@∆
2.15 12/31/49 50,000 0
0
Gold Mining 0.11%
Cassiar Gold Corp., 144A
#*@∆
0.70 05/04/25 125,000 0
Dryden Gold Corp., 144A
#*@∆
0.18 10/02/26 500,000 0
Freegold Ventures, Ltd., 144A
#*@∆
0.52 12/31/49 150,000 21,914
McFarlane Lake Mining, Ltd., 144A
#*@∆
0.07 05/01/25 2,500,000 0
Newcore Gold, Ltd., 144A
#*@∆
0.40 09/26/25 200,000 0
Radisson Mining Resources, Inc., 144A
#*@∆
0.27 11/17/25 375,000 18,261
Silver Viper Minerals Corp., 144A
#*@∆
0.15 04/12/27 500,000 0
STLLR Gold, Inc., 144A
#*@∆
2.19 12/31/27 21,000 0
Westhaven Gold Corp., 144A
#*@∆
0.22 10/17/26 350,000 0
40,175
Metal - Diversified 0.00%
Callinex Mines, Inc., 144A
#*@∆
2.00 07/24/26 50,000 0
Sterling Metals Corp., 144A
#*@∆
0.25 04/17/25 1,000,000 0
0
Mining Services 0.27%
Aris Mining Corp.
*
2.75 07/29/25 645,000 98,716
Oil Companies - Exploration & Production 0.02%
Goliath Resources, Ltd., 144A
#*@∆
0.92 05/18/25 112,500 9,392
Precious Metals 0.01%
Denarius Metals Corp., 144A
#*@∆
0.60 03/02/26 75,000 4,174
Real Estate Operating/Development 0.00%
Revival Gold, Inc., 144A
#*@∆
0.45 05/30/27 50,000 0
TDG Gold Corp., 144A
#*@∆
0.42 07/06/26 115,000 0
0

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2024
World Precious Minerals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Silver Mining 0.00%
Kootenay Silver, Inc., 144A
#*@∆
$ 1.68 04/25/26 64,000 $ 0
Kootenay Silver, Inc., 144A
#*@∆
1.40 05/24/26 1,250,000 0
Southern Silver Exploration Corp., 144A
#*@∆
0.35 08/14/25 875,000 0
0
Total Warrants 152,457
(cost $116,557 )
Call Options Purchased 0.00%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.00%
Barrick Gold Corp. $ 20.00 01/25 $ 500,000 250 250
Newmont Corp. 55.00 01/25 550,000 100 100
350
Total Purchased Call Options 350
(premiums paid $89,029 )
Investments, at value 98.96% 36,731,132
(cost $61,184,249 )
Other assets and liabilities, net 1.04% 384,663
Net Assets 100.00% $ 37,115,795

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2024
Gold and Precious Metals Fund
Common Stocks 90.00% Shares Value
Diversified Minerals 3.94%
Calibre Mining Corp.
*
1,000,000 $ 1,495,704
Culico Metals, Inc.
*
180,000 15,026
Genesis Minerals, Ltd.
*
1,150,000 1,747,825
Leo Lithium, Ltd.
#*@
3,500,000 816,705
Lithium Royalty Corp.
*
679 2,782
4,078,042
Enterprise Software/Services 0.22%
Abaxx Technologies, Inc.
*
30,000 231,660
Gold Mining 57.25%
Agnico Eagle Mines, Ltd. 30,000 2,346,300
Alamos Gold, Inc. 300,000 5,532,000
Alamos Gold, Inc. 18,500 341,313
Anglogold Ashanti PLC 60,000 1,384,800
Black Cat Syndicate, Ltd.
*
3,398,844 1,188,086
Black Cat Syndicate, Ltd.
*
175,656 61,402
Catalyst Metals, Ltd.
*
2,000,000 3,178,217
Dundee Precious Metals, Inc. 150,000 1,360,743
Eldorado Gold Corp.
*
100,000 1,487,000
Endeavour Mining PLC 60,000 1,087,342
Firefinch, Ltd.
#*@
5,000,000 208,277
Franco-Nevada Corp. 8,000 940,720
G Mining Ventures Corp.
*
100,000 751,330
Gold Fields, Ltd., ADR 75,000 990,000
Harmony Gold Mining Co., Ltd., ADR 200,000 1,642,000
IAMGOLD Corp.
*
250,000 1,290,000
K92 Mining, Inc.
*
1,500,000 9,057,706
Kinross Gold Corp. 200,000 1,854,000
Lundin Gold, Inc. 130,000 2,772,827
Mineros SA 3,400,000 3,524,296
New Gold, Inc.
*
1,000,000 2,480,000
OceanaGold Corp. 500,000 1,384,396
Osisko Gold Royalties, Ltd. 120,000 2,173,015
Osisko Gold Royalties, Ltd. 50,000 905,000
Pantoro, Ltd.
*
11,000,000 609,819
Petropavlovsk PLC
#*@+
4,886,855 0
Ramelius Resources, Ltd. 1,200,000 1,530,513
Resolute Mining, Ltd.
*
5,000,000 1,213,736
Royal Gold, Inc. 8,000 1,054,800
Sandstorm Gold, Ltd. 250,000 1,395,000
St Barbara, Ltd.
*
3,831,691 529,707
St Barbara, Ltd.
*
668,309 92,390
Torex Gold Resources, Inc.
*
75,000 1,477,617
Westgold Resources, Ltd. 2,000,000 3,483,697
59,328,049

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2024
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Metal - Diversified 5.48%
Aclara Resources, Inc.
*
137,400 $ 43,014
Ivanhoe Mines, Ltd.
*
150,000 1,780,236
Mandalay Resources Corp.
*
200,000 548,193
Vox Royalty Corp. 1,415,000 3,311,100
5,682,543
Mining Services 1.66%
Capital, Ltd. 575,000 582,656
Empress Royalty Corp.
*
2,000,000 480,017
Orexplore Technologies, Ltd.
#*@
1,007,351 0
Star Royalties, Ltd.
*
3,500,000 657,414
1,720,087
Platinum 1.13%
Impala Platinum Holdings, Ltd., ADR
*
250,000 1,175,000
Precious Metals 10.51%
Americas Gold & Silver Corp.
*
1,000,000 386,100
Coeur Mining, Inc.
*
350,000 2,002,000
Elemental Altus Royalties Corp.
*
250,000 200,007
EMX Royalty Corp.
*
1,000,000 1,739,191
Hecla Mining Co. 500,000 2,455,000
Luca Mining Corp.
*
1,000,000 375,665
Orla Mining, Ltd.
*
192,125 1,063,908
Pan African Resources PLC 1,250,000 538,153
Pan American Silver Corp. 50,000 1,011,000
Wheaton Precious Metals Corp. 20,000 1,124,800
10,895,824
Real Estate Operating/Development 0.97%
Emerald Resources NL
*
500,000 1,000,537
Retail - Jewelry 0.52%
Mene, Inc.
*
1,025,000 82,003
Mene, Inc., 144A
#*∆
5,714,285 457,159
539,162
Silver Mining 8.32%
Andean Precious Metals Corp.
*
1,500,000 1,168,736
Aya Gold & Silver, Inc.
*
650,000 4,856,517
Endeavour Silver Corp.
*
300,000 1,099,864
Santacruz Silver Mining, Ltd.
*
3,000,000 573,933
Silver Crown Royalties, Inc.
*
35,000 172,024
Silvercorp Metals, Inc. 250,000 750,000
8,621,074
Total Common Stocks (cost $75,467,825) 93,271,978

Portfolio of Investments

See notes to portfolios of investments.
December 31, 2024
Gold and Precious Metals Fund
Corporate Non-Convertible Bonds 3.77%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Coal 0.00%
Caribbean Resources Corp.
#@^
19.25 06/15/15 $ 485,766 $ 0
Gold Mining 3.77%
Aris Gold Corp. 7.50 08/26/27 2,565,521 3,912,420
Total Corporate Non-Convertible Bonds 3,912,420
(cost $3,051,272)
Warrants 0.26%
Exercise
Price
Exp.
Date Shares
Mining Services 0.24%
Aris Mining Corp.
*
$ 2.75 07/29/25 1,605,000 245,643
Precious Metals 0.00%
Luca Mining Corp., 144A
#*@∆
0.60 03/26/26 750,000 0
Silver Mining 0.02%
Silver Crown Royalties, Inc.
#*
16.00 07/25/27 35,000 25,566
Total Warrants 271,209
(cost $65,284 )
Call Options Purchased 0.00%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.00%
Barrick Gold Corp. $ 20.00 01/25 $ 2,900,000 1,450 $ 1,450
Newmont Corp. 55.00 01/25 3,025,000 550 550
2,000
Total Purchased Call Options 2,000
(premiums paid $503,530 )
Investments, at value 94.03% 97,457,607
(cost $79,087,911 )
Other assets and liabilities, net 5.97% 6,182,810
Net Assets 100.00% $ 103,640,417

Notes to Portfolios of Investments
December 31, 2024

Legend
General
The yields reflect the effective yield from the date of purchase.
Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at December 31, 2024.
Fair Valuation of Securities
For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the
“Board”) has designated the Adviser, as defined in Note 3 in the Notes to Financial Statements, as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds.
The Funds are required to disclose information regarding the fair value measurements of a
Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the
◊ Zero coupon bond. Interest rate presented is yield to maturity.
* Non-income producing security.
@ Security was fair valued at December 31, 2024, by U.S. Global Investors, Inc. (Adviser)
(other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at December 31, 2024, were 0.00% of Global Luxury Goods Fund,
3.30% of Global Resources Fund, 1.35% of World Precious Minerals Fund and 0.99% of Gold
And Precious Metals Fund, respectively. See the Fair Valuation of Securities section of these
Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.
# Illiquid Security.
∆ Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of December 31, 2024 amounted to
$38,262, 0.08%, of Global Luxury Goods Fund, $1,204,922, 3.30%, of Global Resources
Fund, $793,593, 2.14%, of World Precious Minerals Fund and $457,159, 0.44%, of Gold And
Precious Metals Fund.
~ Affiliated Company. (see following)
+ See "Restricted Securities" in Notes to Portfolios of Investments.
^ Security is currently in default and is on scheduled interest or principal payment.
æ Subject to call option written by the Fund.
ADR American Depositary Receipt
AGM Assured Guaranty Municipal
BAM Build American Mutual Assurance Company
COP Certificate of Participation
ETF Exchange Traded Fund
GO General Obligation
LP Limited Partnership
MTN Medium Term Note
PLC Public Limited Company
PSF-GTD Public School Fund Guarantee
RB Revenue Bond

Notes to Portfolios of Investments
December 31, 2024

measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.
The three levels defined by the fair value hierarchy are as follows:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long- term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.
Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

Notes to Portfolios of Investments
December 31, 2024

The following table summarizes the valuation of each Fund’s securities as of December 31,
2024, using the fair value hierarchy:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and
Agency Obligations $ – $ 29,650,939 $ – $ 29,650,939
Investments, at Value $ – $ 29,650,939 $ – $ 29,650,939
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds $ – $ 21,969,532 $ – $ 21,969,532
Exchange Traded Fund 1,054,800 – – 1,054,800
Investments, at Value $ 1,054,800 $ 21,969,532 $ – $ 23,024,332
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund
Assets
Investments in Securities*
Common Stocks
Apparel Manufacturers $ 955,256 $ 5,090,074 $ – $ 6,045,330
Athletic Footwear 1,436,967 – – 1,436,967
Automotive - Cars & Light
Trucks 3,875,565 4,250,635 – 8,126,200
Beverages - Wine/Spirits 1,392,300 458,199 – 1,850,499
Casino Hotels 1,354,992 – – 1,354,992
Cosmetics & Toiletries 1,331,732 – – 1,331,732
Cruise Lines 4,210,479 – – 4,210,479
Diversified Banking
Institution 1,483,086 – – 1,483,086
Energy - Alternate Sources – – 0 0
Fiduciary Banks 727,750 – – 727,750
Finance - Credit Card 1,335,555 – – 1,335,555

Notes to Portfolios of Investments
December 31, 2024

Global Luxury Goods Fund
Assets (continued)
Common Stocks (continued)
Finance - Mortgage Loan/
Banker $ – $ – $ 0 $ 0
Gold Mining 1,680,200 1,245,809 – 2,926,009
Hotels & Motels 2,472,843 564,108 – 3,036,951
Investment Management/
Advisory Services 1,213,100 – – 1,213,100
Oil Companies - Exploration
& Production 38,262 – – 38,262
Precious Metals 320,568 – – 320,568
Private Equity 584,245 – – 584,245
Real Estate Operating/
Development – – 0 0
Retail - Apparel/Shoe – 3,721,667 – 3,721,667
Retail - Jewelry – 2,825,802 – 2,825,802
Silver Mining 186,789 – – 186,789
Textile - Apparel 2,017,984 – – 2,017,984
Corporate Non-Convertible Bond – 813,132 – 813,132
Call Option – 55 – 55
Investments, at Value 26,617,673 18,969,481 0 45,587,154
Total Assets $ 26,617,673 $ 18,969,481 $ 0 $ 45,587,154
Liabilities
Call Option – (23,750) – (23,750)
Total Liabilities $ – $ (23,750) $ – $ (23,750)
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 183,137 $ – $ – $ 183,137
Agricultural Chemicals – 112,005 – 112,005
Agricultural Operations 349,920 – – 349,920
Building Products - Wood 148,576 – – 148,576
Chemicals - Diversified 315,965 – – 315,965
Chemicals - Specialty 535,814 – – 535,814
Coal 344,505 – 0 344,505
Diamonds/Precious Stones 231,208 – – 231,208
Diversified Minerals 1,263,518 10 166,530 1,430,058
Energy - Alternate Sources 176,240 – 0 176,240
Enterprise Software/
Services 2,316,602 306,098 – 2,622,700

Notes to Portfolios of Investments
December 31, 2024

Global Resources Fund
Common Stocks (continued)
Finance-Other Services $ 208,713 $ – $ – $ 208,713
Food - Miscellaneous/
Diversified 550,240 – – 550,240
Gold Mining 4,535,771 417,374 41,655 4,994,800
Industrial Gases 837,340 – – 837,340
Investment Companies – 164,768 – 164,768
Metal - Aluminum 188,900 – – 188,900
Metal - Copper 822,278 – – 822,278
Metal - Diversified 3,652,636 465,618 347,838 4,466,092
Metal - Iron 180,180 – 0 180,180
Mining Services 173,100 – – 173,100
Natural Resource
Technology – – 145,017 145,017
Non-Ferrous Metals 1,267,693 332,292 0 1,599,985
Oil - US Royalty Trusts 1,515,447 – – 1,515,447
Oil Companies - Exploration
& Production 3,193,488 – – 3,193,488
Oil Companies - Field
Services 999,100 – – 999,100
Oil Companies - Integrated 1,259,695 – – 1,259,695
Paper & Related Products 553,140 – – 553,140
Pipelines 1,611,525 – – 1,611,525
Platinum 41,548 – – 41,548
Precious Metals 1,043,104 89,617 – 1,132,721
Real Estate Operating/
Development 329,327 – 0 329,327
Retail - Jewelry 60,002 – – 60,002
Silver Mining 877,960 – – 877,960
Corporate Convertible Bond – – 500,760 500,760
Corporate Non-Convertible
Bonds – 1,538,753 – 1,538,753
Warrants
Diamonds/Precious Stones – 0 – 0
Diversified Minerals – 1,739 – 1,739
Gold Mining – 0 – 0
Investment Companies – 0 – 0
Metal - Copper – 0 – 0
Metal - Diversified – 0 – 0
Mining Services 73,463 – – 73,463
Non-Ferrous Metals – 0 – 0
Oil Companies - Exploration
& Production – 31,306 – 31,306
Real Estate Operating/
Development – 0 – 0
Investments, at Value $ 29,840,135 $ 3,459,580 $ 1,201,800 $ 34,501,515

Notes to Portfolios of Investments
December 31, 2024

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 1,521,444 $ – $ – $ 1,521,444
Coal – – 0 0
Diamonds/Precious Stones 422,206 – – 422,206
Diversified Minerals 2,279,339 410,349 0 2,689,688
Gold Mining 17,030,541 2,464,299 13,117 19,507,957
Metal - Copper 160,702 19,666 – 180,368
Metal - Diversified 962,121 46,115 347,838 1,356,074
Mining Services 139,135 16,574 0 155,709
Non-Ferrous Metals 206,177 – – 206,177
Oil Companies - Exploration
& Production – – 0 0
Optical Recognition
Equipment 168 – – 168
Platinum 1,872 – – 1,872
Precious Metals 5,839,579 449,576 – 6,289,155
Real Estate Operating/
Development 350,391 57,393 – 407,784
Retail - Jewelry 169,206 – – 169,206
Silver Mining 2,664,221 – – 2,664,221
Corporate Non-Convertible Bond – 1,006,296 – 1,006,296
Warrants
Diamonds/Precious Stones – 0 – 0
Diversified Minerals – 0 – 0
Gold Mining – 40,175 0 40,175
Metal - Diversified – 0 – 0
Mining Services 98,716 – – 98,716
Oil Companies - Exploration
& Production – 9,392 – 9,392
Precious Metals – 4,174 – 4,174
Real Estate Operating/
Development – 0 – 0
Silver Mining – 0 – 0
Purchased Call Options 350 – – 350
Investments, at Value $ 31,846,168 $ 4,524,009 $ 360,955 $ 36,731,132

Notes to Portfolios of Investments
December 31, 2024

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2024 through December 31, 2024:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Diversified Minerals $ 1,513,512 $ 1,747,825 $ 816,705 $ 4,078,042
Enterprise Software/
Services 231,660 – – 231,660
Gold Mining 47,232,205 11,887,567 208,277 59,328,049
Metal - Diversified 5,682,543 – – 5,682,543
Mining Services 1,137,431 582,656 0 1,720,087
Platinum 1,175,000 – – 1,175,000
Precious Metals 10,357,671 538,153 – 10,895,824
Real Estate Operating/
Development – 1,000,537 – 1,000,537
Retail - Jewelry 539,162 – – 539,162
Silver Mining 8,621,074 – – 8,621,074
Corporate Non-Convertible
Bonds – 3,912,420 0 3,912,420
Warrants
Mining Services – 245,643 – 245,643
Precious Metals – 0 – 0
Silver Mining – 25,566 – 25,566
Purchased Call Options 2,000 – – 2,000
Investments, at Value $ 76,492,258 $ 19,940,367 $ 1,024,982 $ 97,457,607
*
Refer to the Portfolio of Investments for a detailed list of the Fund’s investments.
Common
Stocks Total
Global Luxury Goods Fund
Beginning Balance 12/31/23 $ 0 $ 0
Net change in unrealized appreciation (depreciation) — —
Ending Balance 12/31/24 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
12/31/24
(1)
$ — $ —

Notes to Portfolios of Investments
December 31, 2024

(
Significant unobservable inputs developed by the Adviser for Level 3 investments held at year end are as follows:
Common
Stocks
Corporate
Convertible
Bond Total
Global Resources Fund
Beginning Balance 12/31/23 $ 732,376 $ 509,860 $ 1,242,236
Net change in unrealized appreciation (depreciation) (31,336) (9,100) (40,436)
Ending Balance 12/31/24 $ 701,040 $ 500,760 $ 1,201,800
Net change in unrealized appreciation (depreciation) from Investments held as of 12/31/24
(1)
$ (31,336) $ (9,100) $ (40,436)
Common
Stock Total
World Precious Minerals Fund
Beginning Balance 12/31/23 $ 404,295 $ 404,295
Corporate Action (12,160) (12,160)
Transfers Out (1,391) (1,391)
Realized Loss (2,488,870) (2,488,870)
Net change in unrealized appreciation (depreciation) 2,459,081 2,459,081
Ending Balance 12/31/24 $ 360,955 $ 360,955
Net change in unrealized appreciation (depreciation) from Investments held as of
12/31/24
(1)
$ (29,789) $ (29,789)
Common
Stocks
Corporate
Non-
Convertible
Bond Total
Gold and Precious Metals Fund
Beginning Balance 12/31/23 $ 1,511,115 $ 0 $ 1,511,115
Net change in unrealized appreciation (depreciation) (486,133) — (486,133)
Ending Balance 12/31/24 $ 1,024,982 $ 0 $ 1,024,982
Net change in unrealized appreciation (depreciation) from Investments held as of 12/31/24
(1)
$ (486,133) $ — $ (486,133)
(1)
The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at December 31, 2024.
Fair Value at
12/31/24
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Global Luxury Goods Fund
Investments in Securities
Common Stocks $ 0 Market Transaction
(1)
Discount 100%
Global Resources Fund
Investments in Securities 0% - 100% discount
(98% discount)
Common Stocks 701,040 Market Transaction
(1)
Discount
Corporate Convertible Bond 500,760 Market Transaction
(1)
Discount 0%

Notes to Portfolios of Investments
December 31, 2024

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.
Affiliated Companies
The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the year ended December 31, 2024.
At December 31, 2024, the value of investments in affiliated companies was $0, representing
0% of net assets, and the total cost was $2,400,000.
Fair Value at
12/31/24
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
World Precious Minerals Fund
Investments in Securities 0% - 100% discount
(96% discount)
Common Stocks 360,955 Market Transaction
(1)
Discount
Gold and Precious Metals Fund
Investments in Securities 0% - 100% discount
(7% discount)
Common Stocks 1,024,982 Market Transaction
(1)
Discount
Corporate Non-Convertible
Bond
0 Market Transaction
(1)
Discount 100%
(1)
Market Transaction refers to most recent known market transaction, including transactions in which the Fund participated, as adjusted for any discount or premium as discussed below.
Shares of Affiliated Companies
Global Resources Fund
December 31,
2023 Additions Reductions
December 31 ,
2024
Pacific Green Energy Corp. 2,400,000 — — 2,400,000
Values of Affiliated Companies
Global Resources
Fund
December
31, 2023
Purchases
Cost
Sales
Proceeds
December
31 , 2024 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Pacific Green
Energy Corp. $ 0 $ — $ — $ 0 $ — $ — $ —

Notes to Portfolios of Investments
December 31, 2024

At December 31, 2024, the value of investments in affiliated companies was $2,840,794, representing 7.65% of net assets, and the total cost was $5,670,311.
Restricted Securities
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.
As of December 31, 2024, the total cost of restricted securities was $426,625, and the total value was $0, representing 0.00% of net assets.
Shares of Affiliated Companies
World Precious Minerals Fund
December 31,
2023 Additions Reductions
December 31 ,
202 4
First Nordic Metals Corp. (formerly
Barsele Minerals Corp.) 7,550,000 — (7,550,000) —
(a)
Kesselrun Resources, Ltd. 5,000,000 — — 5,000,000
Mammoth Resources Corp. 5,500,000 — — 5,500,000
TriStar Gold, Inc. 28,800,000 — — 28,800,000
Waraba Gold Ltd. 8,200,000 — — 8,200,000
Waraba Gold, Ltd. - warrants 5,390,000 — (5,390,000) —
Values of Affiliated Companies
World Precious
Minerals Fund
December
31, 2023
Purchases
Cost
Sales
Proceeds
December 31,
2024 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
First Nordic Metals
Corp. (formerly
Barsele Minerals
Corp.) $ 769,216 $ — $ (1,558,33 1 ) $ —
(a)
$ — $ – $ 789,11 5
Kesselrun
Resources, Ltd. 169,805 — — 121,743 — – (48,062)
Mammoth
Resources Corp. 62,262 — — 57,393 — – (4,869)
TriStar Gold, Inc. 1,956,153 — — 2,604,612 — – 648,459
Waraba Gold, Ltd. 371,307 — — 57,046 — – (314,261)
$ 3,328,743 $ — $ (1,558,33 1 ) $ 2,840,794 $ — $ – $ 1,070,38 2
(a) At December 31, 2024, the company was no longer defined as an affiliate, although it was an affiliate company during the year.
Global Luxury Goods Fund
Acquisition
Date
Cost per
Share/Unit
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00

Notes to Portfolios of Investments
December 31, 2024

As of December 31, 2024, the total cost of restricted securities was $7,473,544, and the total value was
$145,017, representing 0.40% of net assets.
As of December 31, 2024, the total cost of restricted securities was $1,362,590, and the total value was
$0, representing 0.00% of net assets.
Global Resources Fund
Acquisition
Date
Cost per
Share/Unit
I-Pulse, Inc., 144A 10/04/07 $ 1.88
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Gold and Precious Metals Fund
Acquisition
Date
Cost per
Share/Unit
Petropavlovsk PLC 09/15/21-10/07/21 $ 0.28

Statements of Assets and Liabilities

See accompanying notes to financial statements.
U.S. Government
Securities Ultra-
Short Bond Fund
Investments, at identified cost $ 29,603,524
Assets
Investments, at value:
Securities of unaffiliated issuers $ 29,650,939
Securities of affiliated issuers –
Cash 230,822
Deposits with brokers for options –
Foreign currencies (Cost $0, $0, $516, $826,669, $239,189 and $6,916) –
Receivables:
Dividends and interest 76,909
Capital shares sold 601
Investments sold –
From adviser 12,751
Prepaid expenses 11,274
Total Assets 29,983,296
Liabilities
Call options written, at value (Premiums received $0, $0, $47,643, $0, $0 and $0) –
Payables:
Capital shares redeemed 3
Distributions payable 21,805
Investments purchased –
Accrued expenses and other payables:
Adviser –
Administration and Transfer Agent fees 8,005
Other expenses 32,473
Total Liabilities 62,286
Net Assets $ 29,921,010
Net Assets Consist of:
Paid-in capital $ 30,680,389
Distributable earnings (accumulated losses) (759,379)
Net assets applicable to capital shares outstanding $ 29,921,010
By share class
Net Assets
Investor Class $ 29,921,010
Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class 15,354,624
Net Asset Value, Public Offering Price and Redemption Price per share
Investor Class $ 1.95

December 31, 2024

Near-Term Tax
Free Fund
Global Luxury
Goods Fund
Global Resources
Fund
World Precious
Minerals Fund
Gold and
Precious Metals
Fund
$ 23,174,313 $ 42,163,871 $ 78,537,964 $ 61,184,249 $ 79,087,911
$ 23,024,332 $ 45,587,154 $ 34,501,515 $ 33,890,338 $ 97,457,607
– – 0 2,840,794 –
1,220,643 2,299,271 929,389 188,271 5,887,425
– 160 9,895 – –
– 527 821,050 238,916 6,916
308,190 255,770 66,453 16,194 306,838
49 6,200 3,206 8,097 192,115
– 3,086,692 298,176 – –
12,210 – – 1,789 –
9,465 13,678 12,120 11,523 14,210
24,574,889 51,249,452 36,641,804 37,195,922 103,865,111
– 23,750 – – –
10,226 23,029 25,843 12,594 24,402
11,070 – – – –
1,055,350 1,508,846 – – –
– 16,770 11,288 – 83,929
7,091 12,098 12,948 13,910 23,346
32,886 55,029 54,312 53,623 93,017
1,116,623 1,639,522 104,391 80,127 224,694
$ 23,458,266 $ 49,609,930 $ 36,537,413 $ 37,115,795 $ 103,640,417
$ 26,395,815 $ 45,486,872 $ 329,610,320 $ 437,896,482 $ 147,378,857
(2,937,549) 4,123,058 (293,072,907) (400,780,687) (43,738,440)
$ 23,458,266 $ 49,609,930 $ 36,537,413 $ 37,115,795 $ 103,640,417
$ 23,458,266 $ 49,609,930 $ 36,537,413 $ 37,115,795 $ 103,640,417
11,209,638 2,484,062 9,988,174 24,990,853 9,106,271
$ 2.09 $ 19.97 $ 3.66 $ 1.49 $ 11.38

Statements of Operations

See accompanying notes to financial statements.
U.S. Government
Securities Ultra-
Short Bond Fund
Net Investment Income
Income
Dividends from unaffiliated issuers $ –
Foreign tax withheld on dividends –
Net dividends –
Interest and other 1,408,655
Total income
1,408,655
Expenses:
Management fee 151,481
Administrative services fee 65,885
Distribution plan fee –
Transfer agent fees and expenses 26,627
Professional fees 41,419
Custodian fees 3,528
Shareholder reporting expenses 23,886
Registration fees 20,574
Trustee fees and expenses 10,820
Chief compliance officer fees 4,157
Miscellaneous expenses 44,421
Total expenses before reductions 392,798
Expenses offset - Note 1 H
(3,301)
Expenses reimbursed - Note 3
(253,164)
Net expenses 136,333
Net Investment  Income (Loss) 1,272,322
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers
(16,249)
Foreign currency transactions
–
Forward currency contract transactions
–
Net realized gain (loss)
(16,249)
Net change in unrealized appreciation (depreciation) of:
Investments in unaffiliated issuers
(40,095)
Investments in affiliated issuers
–
Other assets and liabilities denominated in foreign currencies
–
Forward currency contracts
–
Written options
–
Net change in unrealized appreciation (depreciation) (40,095)
Net Realized and Unrealized Gain (Loss) on Investments (56,344)
Net Increase (Decrease) In Net Assets Resulting From Operations
$ 1,215,978

Year Ended December 31, 2024

Near-Term Tax Free
Fund
Global Luxury
Goods Fund
Global Resources
Fund
World Precious
Minerals Fund
Gold and Precious
Metals Fund
$ – $ 900,945 $ 529,603 $ 83,929 $ 1,016,937
– (129,946) (97,795) (6,702) (99,478)
– 770,999 431,808 77,227 917,459
724,085 299,026 312,391 237,095 1,040,246
724,085 1,070,025 744,199 314,322 1,957,705
125,364 370,532 320,216 300,378 930,488
59,255 102,092 101,786 100,334 184,769
– 122,296 104,404 101,612 264,016
23,235 33,155 54,063 66,193 73,245
30,612 43,549 88,426 34,288 64,397
3,953 10,480 13,046 13,851 15,113
23,180 30,721 27,505 26,772 37,227
19,417 20,146 19,694 20,680 23,121
9,824 14,134 12,901 12,345 23,769
3,439 6,705 5,727 5,558 14,414
58,086 81,932 105,095 97,023 171,502
356,365 835,742 852,863 779,034 1,802,061
(3,953) (10,480) (13,046) (13,851) (15,113)
(239,584) (87,842) (185,507) (159,970) –
112,828 737,420 654,310 605,213 1,786,948
611,257 332,605 89,889 (290,891) 170,757
(8,027) 4,767,029 836,934 (8,250,156) 4,037,870
– (74,195) (46,878) (28,803) (53,792)
– (90,824) – – 20
(8,027) 4,602,010 790,056 (8,278,959) 3,984,098
(63,168) 1,431,801 (2,281,686) 8,241,158 10,604,152
– – – 1,070,382 –
– (7,507) (37,915) (1,642) (4,188)
– 126,687 – – –
– 23,893 – – –
(63,168) 1,574,874 (2,319,601) 9,309,898 10,599,964
(71,195) 6,176,884 (1,529,545) 1,030,939 14,584,062
$ 540,062 $ 6,509,489 $ (1,439,656) $ 740,048 $ 14,754,819

Statements of Changes in Net Assets

See accompanying notes to financial statements.
U.S. Government Securities
Ultra-Short Bond Fund
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Increase (Decrease) in Net Assets
From operations:
Net investment income $ 1,272,322 $ 1,169,340
Net realized gain (loss) (16,249) (52,344)
Net change in unrealized appreciation (depreciation) (40,095) 216,642
Net increase in net assets from operations 1,215,978 1,333,638
Distributions to shareholders
Investor Class (1,272,327) (1,170,048)
Total distributions paid (1,272,327) (1,170,048)
From capital share transactions:
Proceeds from shares sold
Investor Class 10,366,457 9,074,680
Distributions reinvested
Investor Class 1,019,499 937,626
11,385,956 10,012,306
Cost of shares redeemed
Investor Class (12,736,545) (12,965,376)
Net increase (decrease) in net assets from capital
share transactions (1,350,589) (2,953,070)
Net Increase (Decrease) in Net Assets (1,406,938) (2,789,480)
Net Assets
Beginning of year 31,327,948 34,117,428
End of year $ 29,921,010 $ 31,327,948
Capital Share Activity
Investor Class
Shares sold 5,318,937 4,658,686
Shares reinvested 523,433 482,720
Shares redeemed (6,528,040) (6,656,999)
Net capital share activity (685,670) (1,515,593)

December 31, 2024

Near-Term Tax Free Fund Global Luxury Goods Fund
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
$ 611,257 $ 696,073 $ 332,605 $ 296,428
(8,027) (6,489) 4,602,010 7,599,696
(63,168) 106,931 1,574,874 1,534,929
540,062 796,515 6,509,489 9,431,053
(611,265) (696,647) (4,538,212) (1,251,610)
(611,265) (696,647) (4,538,212) (1,251,610)
4,424,691 3,914,838 2,905,844 3,901,367
479,678 537,605 4,342,302 1,198,852
4,904,369 4,452,443 7,248,146 5,100,219
(6,768,529) (10,036,551) (6,854,090) (6,356,444)
(1,864,160) (5,584,108) 394,056 (1,256,225)
(1,935,363) (5,484,240) 2,365,333 6,923,218
25,393,629 30,877,869 47,244,597 40,321,379
$ 23,458,266 $ 25,393,629 $ 49,609,930 $ 47,244,597
2,110,113 1,871,684 140,431 205,753
229,053 257,398 217,332 62,962
(3,228,243) (4,810,797) (332,070) (337,630)
(889,077) (2,681,715) 25,693 (68,915)

Statements of Changes in Net Assets

See accompanying notes to financial statements.
Global Resources Fund
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss) $ 89,889 $ 174,945
Net realized gain (loss) 790,056 (4,532,933)
Net change in unrealized appreciation (depreciation) (2,319,601) 333,302
Net increase (decrease) in net assets from operations (1,439,656) (4,024,686)
Distributions to shareholders
Investor Class (1,528,790) –
Total distributions paid (1,528,790) –
From capital share transactions:
Proceeds from shares sold
Investor Class 1,349,796 1,547,349
Distributions reinvested
Investor Class 1,479,732 –
2,829,528 1,547,349
Cost of shares redeemed
Investor Class (8,662,789) (7,236,681)
Net decrease in net assets from capital
share transactions (5,833,261) (5,689,332)
Net Increase (Decrease) in Net Assets (8,801,707) (9,714,018)
Net Assets
Beginning of year 45,339,120 55,053,138
End of year $ 36,537,413 $ 45,339,120
Capital Share Activity
Investor Class
Shares sold 339,728 374,214
Shares reinvested 412,182 –
Shares redeemed (2,181,034) (1,748,254)
Net capital share activity (1,429,124) (1,374,040)

December 31, 2024

World Precious Minerals Fund Gold and Precious Metals Fund
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2024
Year Ended
December 31,
2023
$ (290,891) $ (443,563) $ 170,757 $ 383,786
(8,278,959) (8,997,096) 3,984,098 (498,323)
9,309,898 1,192,983 10,599,964 1,629,967
740,048 (8,247,676) 14,754,819 1,515,430
– – (1,523,716) –
– – (1,523,716) –
10,344,809 11,690,928 28,642,133 28,339,803
– – 1,393,229 –
10,344,809 11,690,928 30,035,362 28,339,803
(16,713,400) (15,198,788) (37,528,208) (42,042,560)
(6,368,591) (3,507,860) (7,492,846) (13,702,757)
(5,628,543) (11,755,536) 5,738,257 (12,187,327)
42,744,338 54,499,874 97,902,160 110,089,487
$ 37,115,795 $ 42,744,338 $ 103,640,417 $ 97,902,160
6,841,781 7,365,869 2,452,328 2,952,052
– – 121,892 –
(11,235,174) (9,409,900) (3,360,936) (4,345,126)
(4,393,393) (2,044,031) (786,716) (1,393,074)

Notes to Financial Statements
December 31, 2024

Note 1: Organization and Significant Accounting Policies
U.S. Global Investors Funds (“Trust”), consisting of the six separate funds (“Funds”)
included in this report, is organized as a Delaware statutory trust. Each Fund is an open-
end management investment company registered under the Investment Company Act of
1940, as amended, and follows the specialized accounting and reporting guidance in FASB
Accounting Standards Codiﬁcation Topic 946. All Funds are diversiﬁed with the exception of World Precious Minerals and Gold and Precious Metals. A non-diversiﬁed fund may invest a greater percentage of its assets in a smaller number of issuers in comparison to a diversiﬁed fund.
On June 14, 2019, the Institutional Shares of the Global Resources Fund and the World
Precious Minerals Fund were liquidated and terminated pursuant to a Board approved
Plan of Share Class Termination. On the Liquidation Date, each Fund made a liquidating distribution to shareholders of the Institutional Shares equal to each Shareholder’s proportionate interest in the Institutional Shares.
Effective July 1, 2020, the Holmes Macro Trends Fund changed its name to Global Luxury
Goods Fund. The Fund also changed its investment strategy on July 1, 2020. Prior to that date, the Fund invested in a diversified portfolio of equity and equity-related securities of companies in the S&P Composite 1500 Index, with a focus on companies achieving high return on invested capital metrics and an emphasis on mid-capitalization companies.
Different investment strategies may lead to different performance results. The Fund’s performance for periods prior to July 1, 2020 reflects the investment strategy in effect prior to that date.
Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for each
Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Funds based on performance measurements. Due to the significance of oversight and its role, the Adviser is deemed to be the Chief Operating
Decision Maker.
The following is a summary of signiﬁcant accounting policies consistently followed by the
Funds in the preparation of their ﬁnancial statements. The policies are in conformity with
U.S. generally accepted accounting principles.
A. Security Valuations
The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Options and securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Debt securities having 60 days or less to maturity that are expected to be valued at par at maturity may be priced by the amortized cost method if the Adviser determines it would approximate market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional-size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data. For more information please see Notes to Portfolio of Investments.

Notes to Financial Statements
December 31, 2024

B. Cash-Concentration in Uninsured Account
For cash management purposes the Funds may concentrate cash with the Funds’ custodian.
As of December 31, 2024, The U.S. Government Securities Ultra-Short Bond Fund,
Near-Term Tax Free Fund, Global Luxury Goods Fund, Global Resources Fund, World
Precious Minerals Fund and Gold and Precious Metals Fund held $230,822, $1,220,643,
$2,299,431, $939,284, $188,271 and $5,887,425, respectively, as cash reserves at Brown
Brothers Harriman & Co. (BBH).
C. Fair Valued Securities
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board has designated the Adviser as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Funds’ compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, the Adviser considers a number of factors including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Adviser regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Adviser reports quarterly to the Trust’s Board of Trustees.
For securities traded on international exchanges, if events which may materially affect the value of a Fund’s securities occur after the close of the primary exchange and before a
Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith in accordance with the policies approved by the Board of
Trustees. The Adviser uses a systematic fair value model provided by an independent third party to value international securities primarily traded on an exchange or market outside the Western Hemisphere in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset Value (“NAV”)
than a NAV determined by using market quotes.
D. Security Transactions and Investment Income
Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identiﬁed cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend

Notes to Financial Statements
December 31, 2024

date may have passed are recorded as soon as the Fund has conﬁrmed the ex-dividend date.
Interest income, which may include original issue discount, is recorded on an accrual basis.
Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-worst basis as adjustments to interest income. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate collateral on their books with a value at least equal to the amount of the commitment. Losses may arise due to the changes in the value of the underlying securities or if the counterparty does not perform under the contract.
E. Foreign Currency Transactions
Some Funds may invest in securities of foreign issuers. The accounting records of these
Funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transactions. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.
F. Federal Income Taxes
The Funds intend to continue to comply with the requirements of Subchapter M of the
Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. Each Fund may be subject to foreign taxes on income and gains on investments, which are accrued based on the Fund’s understanding of the tax rules and regulations in the foreign markets.
The Funds recognize the tax beneﬁts of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.
Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax beneﬁts should be recorded related to uncertain tax positions taken on returns ﬁled for open tax years or expected to be taken in 2024 tax returns. The Funds
ﬁle U.S. federal and excise tax returns as required. The Funds’ 2021, 2022, 2023 and 2024
(when ﬁled) tax returns are open to examination by the federal and applicable state tax authorities. The Funds have no examinations in progress.
G. Dividends and Distributions to Shareholders
The Funds record dividends and distributions to shareholders on the ex-dividend date.
Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassiﬁcations related to permanent book and tax basis differences are made within the
Funds’ capital accounts to reﬂect income and gains available for distribution under income tax regulations.
The Funds, except as noted below, generally pay income dividends and distribute capital gains, if any, annually. The U.S. Government Securities Ultra-Short Bond Fund and the
Near-Term Tax Free Fund pay dividends monthly. A Fund may elect to designate a portion of the earnings and proﬁts distributed to shareholders on the redemption of Fund shares during the year as distributions for federal income tax purposes.

Notes to Financial Statements
December 31, 2024

H. Expenses
Fund speciﬁc expenses are allocated to that Fund. Expenses that are not fund speciﬁc are allocated among Funds. Expense offset arrangements have been made with the Funds’
custodian so the custodian fees may be paid indirectly by credits earned on the Funds’ cash balances. Such deposit arrangements are an alternative to overnight investments. Custodian fees are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses. For the U.S. Government Securities Ultra-Short Bond
Fund, credits earned on its cash balance are included in interest and other income.
I. Use of Estimates in Financial Statement Preparation
The Funds are investment companies accounted for in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Therefore they follow the accounting and reporting guidelines for investment companies. The preparation of ﬁnancial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the ﬁnancial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Note 2: Financial Derivative Instruments
A. Options Contracts
Global Luxury Goods Fund, Gold and Precious Metals Fund, Global Resources Fund
and World Precious Minerals Fund (the “Equity Funds”) may purchase or write (sell)
options on securities to manage their exposure to stock or commodity markets as well as
ﬂuctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.
A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.
Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and
Liabilities as an investment and subsequently marked to market to reﬂect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.
The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).
Writing (selling) a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the

Notes to Financial Statements
December 31, 2024

underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reﬂect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium.
A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.
A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a Fund will be able to close out an option position when desired.
An inability to close out its options positions may reduce a Fund’s anticipated proﬁts or increase its losses.
As of December 31, 2024, there were no securities held in escrow by the custodian as cover for call options written.
B. Forward Foreign Currency Contracts
The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to hedge the portfolio against currency ﬂuctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities.
Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
As of December 31, 2024, there were no open forward foreign currency contracts.
C. Summary of Derivative Instruments
The following is a summary of the valuations of derivative instruments categorized by location in the Statements of Assets and Liabilities as of December 31, 2024:
Location
Global Luxury
Goods Fund
World Precious
Minerals Fund
Asset derivatives
Investments, at value
Purchased options – Equity risk $ 55 $ 350
Liability derivatives
Written options – Equity risk $ (23,750) $ –
Total $ (23,695) $ 350

Notes to Financial Statements
December 31, 2024

The following is a summary of the effect of derivative instruments on the Statements of
Operations as of December 31, 2024:
Location
Gold and
Precious Metals
Fund
Asset derivatives
Investments, at value
Purchased options – Equity risk $ 2,000
Total $ 2,000
Location
Global Luxury
Goods Fund
Global
Resources
Fund
World Precious
Minerals Fund
Realized gain (loss) on derivatives recognized in
income
Realized gain (loss) from securities
Purchased options – Equity risk $ (229,936) $ (126,006) $ (82,557)
Net realized gain (loss) from Forward currency contracts -
Currency contract risk (90,824) – –
(320,760) (126,006) (82,557)
Change in unrealized appreciation (depreciation) on
derivatives recognized in income
Net change in unrealized appreciation (depreciation) of
investments
Purchased options - Equity risk (81,344) (54,746) (137,380)
Net change in unrealized appreciation (depreciation) from
Forward currency contracts – Currency contract risk 126,687 – –
Net change in unrealized appreciation (depreciation) from
Written options – Equity risk 23,893 – –
69,236 (54,746) (137,380)
Total $ (251,524) $ (180,752) $ (219,937)
Location
Gold and
Precious
Metals Fund
Realized gain (loss) on derivatives recognized in income
Realized gain (loss) from securities
Purchased options – Equity risk $ (194,180)
Net realized gain (loss) from Forward currency contracts – Currency contract risk 20
(194,160)
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) of investments
Purchased options – Equity risk (605,318)
(605,318)
Total $ (799,478)

Notes to Financial Statements
December 31, 2024

The total value of transactions in purchased options and forward currency contracts outstanding during the year ended December 31, 2024, were approximately as follows:
Asset (Liability) amounts shown in the table below represent amounts for derivative related instruments at December 31, 2024. These amounts may be collateralized by cash or financial instruments.
Note 3: Investment Advisory and Other Agreements
U.S. Global Investors, Inc. (the “Adviser”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement with the Trust in effect through October 1, 2025, furnishes management and investment advisory services and, subject to the supervision of the Trustees, directs the investments of each Fund according to each Fund’s investment objectives, policies and limitations.
Fund Purchased Options
Written
Options
Forward Currency
Contracts
Global Luxury Goods Fund $ 270,897 $ (47,643) $ 20,348,899
Global Resources Fund 208,997 – –
World Precious Minerals Fund 190,073 – –
Gold and Precious Metals Fund 748,132 – 8,480
Gross Asset
(Liability) as
Presented in
the Statement
of Assets and
Liabilities
Financial Instruments
(Received) Pledged*
Cash Collateral
(Received)
Pledged* Net Amount
Global Luxury Goods
Assets:
Over-the-counter
derivatives $ 55 $ – $ – $ 55
Liabilities:
Over-the-counter
derivatives (23,750) 55 160 (23,535)
World Precious Minerals
Assets:
Over-the-counter
derivatives 350 – – 350
Gold and Precious Metals
Assets:
Over-the-counter
derivatives 2,000 – – 2,000
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.
** Over-the-counter derivatives may consist of forward currency contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts, see the Portfolios of Investments.

Notes to Financial Statements
December 31, 2024

For the services of the Adviser, each Fund pays a base management or advisory fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each Fund is:
The advisory agreement also provides that the base advisory fee of the Equity Funds will be adjusted upwards or downwards by 0.25 percent if there is a performance difference of 5 percent or more between a Fund’s performance and that of its designated benchmark index over the prior 12 months. The performance adjustment is calculated separately for each share class. The benchmarks are as follows:
No performance adjustment is applied unless the difference between the class’s investment performance and the benchmark is 5 percent or greater (positive or negative) during the applicable performance measurement period. The performance fee adjustment is calculated monthly in arrears and is accrued ratably during the month. The management fee, net of any performance fee adjustment, is paid monthly in arrears.
At a special meeting of shareholders of the World Precious Minerals Fund held on March 8,
2024, the shareholders of the World Precious Minerals Fund approved the elimination of the performance adjustment, effective April 1, 2024. At a special meeting of the shareholders of the Global Luxury Goods Fund and Gold and Precious Metals Fund held on March 28,
2024, the shareholders of the Global Luxury Goods Fund and Gold and Precious Metals
Fund each approved the elimination of the performance adjustment, effective April 1,
2024. At a special meeting of shareholders of the Global Resources Fund held on May
24, 2024, the shareholders of the Global Resources Fund approved the elimination of the performance adjustment, effective June 1, 2024.
The Adviser has agreed to phase in the removal of the performance adjustment such that, until 12 months after the elimination of the performance adjustment was approved (such phase in currently expected until March 31, 2025 with respect to World Precious Minerals
Fund, Global Luxury Goods Fund, and Gold and Precious Metals Fund, and until May 31,
2025 with respect to Global Resources Fund), each Fund will pay advisory fees equal to the lesser of the base rate fee or the fee as determined with the performance adjustment. In particular, during this phase in period, the advisory fee rate may be adjusted downward if a Fund’s cumulative performance falls below the performance of its designated benchmark index by 5% or more but would not be correspondingly adjusted upward.
Fund
Average Percentage of
Average Daily Net Assets
U.S. Government Securities Ultra-Short Bond .50% of the first $250,000,000 and .375% of the excess
Near-Term Tax Free .50%
Global Luxury Goods 1.00%
Global Resources .95% of the first $500,000,000; .90% of $500,000,001 to
$1,000,000,000 and .85% of the excess
World Precious Minerals 1.00% of the first $500,000,000; .95% of $500,000,001 to
$1,000,000,000 and .90% of the excess
Gold and Precious Metals .90% of the first $500,000,000 and .85% of the excess
Fund Benchmark Index
Global Luxury Goods S&P Composite 1500 TR Index
Global Resources S&P Global Natural Resources Index (Net Total Return)
World Precious Minerals NYSE Arca Gold Miners Index
Gold and Precious Metals FTSE Gold Mines Index
Note 3: Investment Advisory and Other Agreements

Notes to Financial Statements
December 31, 2024

The amounts shown as Management fee on the Statements of Operations reﬂects the base fee plus/minus any performance adjustment. During the year ended December 31, 2024, the Funds recorded performance adjustments as follows:
Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings,
LLC (d/b/a Apex Fund Services) (“Apex”) and the Adviser act as co-administrators to the Trust. Apex provides a Principal Executive Officer, a Principal Financial Officer, a
Chief Compliance Officer and a Anti-Money Laundering Officer to each Fund, as well as certain additional compliance and administrative support functions. Apex also provides fund accounting services to each Fund. The fees related to these services are included in Administration Fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an
Apex services agreement, each Fund pays Apex customary fees for its services.
The U.S. Government Securities Ultra-Short Bond, Near-Term Tax Free, Global Luxury
Goods, Global Resources, World Precious Minerals and Gold and Precious Metals Funds
compensate the Adviser at an annual rate of 0.05% of the average daily net assets of each
Fund for administrative services provided.
The Equity Funds in the Trust have adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 in which the Distributor is paid a fee at an annual rate of 0.25% of the average daily net assets of the Fund for sales and promotional services related to the distribution of shares.
The Adviser has contractually limited the total operating expenses of the Global Luxury
Goods Fund, Gold and Precious Metals Fund, World Precious Minerals Fund, and Global
Resources at 1.75% on an annualized basis through April 30, 2025. The Adviser has also contractually limited the total operating expenses of the Near-Term Tax Free Fund at
0.45% on an annual basis through April 30, 2025.
The Adviser has voluntarily agreed to reimburse the U.S. Government Securities Ultra-
Short Bond Fund so that total operating expenses will not exceed 0.45% of average net assets through April 30, 2025. The expense limitation will continue on a voluntary basis at the Adviser’s discretion. The Adviser may temporarily agree to additional reimbursements or limitations.
Apex is the transfer agent for the Funds. Each Fund’s share class pays an annual fee based on the number of shareholder accounts, certain base fees and transaction- and activity-based fees for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds.
Brown Brothers Harriman & Co. (BBH) serves as the custodian.
Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside
Financial Group, LLC (d/b/a ACA Group), acts as the agent of the Trust in connection
Fund
Investor Class
Performance Fee
Adjustment
Global Luxury Goods $ (118,654)
Global Resources (76,520)
World Precious Minerals (106,069)
Gold and Precious Metals (19,971)
Note 3: Investment Advisory and Other Agreements

Notes to Financial Statements
December 31, 2024

with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis.
Note 4: Investments
Cost of purchases and proceeds from sales of long-term securities for the year ended
December 31, 2024, are summarized as follows:
Note 5: Tax Information
The following table presents the income tax basis of securities owned at December 31,
2024, and the tax basis components of net unrealized appreciation (depreciation):
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Fund Purchases Sales
U.S. Government Securities Ultra-Short Bond $ 6,429,005 $ 18,410,216
Near-Term Tax Free 14,278,017 11,824,224
Global Luxury Goods 88,840,220 91,757,373
Global Resources 32,994,562 40,080,685
World Precious Minerals 12,043,786 18,198,786
Gold and Precious Metals 57,792,864 71,686,051
Fund
Aggregate Tax
Cost
Gross
Unrealized
Appreciation
Gross
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Government Securities
Ultra-Short Bond $ 29,603,524 $ 47,415 $ – $ 47,415
Near-Term Tax Free 23,174,313 8,754 (158,735) (149,981)
Global Luxury Goods 42,635,432 6,221,142 (3,293,170) 2,927,972
Global Resources 83,706,445 6,072,272 (55,277,202) (49,204,930)
World Precious Minerals 79,267,197 4,944,696 (47,480,761) (42,536,065)
Gold and Precious Metals 80,244,883 28,647,081 (11,434,357) 17,212,724
Fund
Undistributed
Tax-Exempt
Income
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Capital and
Other Losses
U.S. Government Securities Ultra-Short
Bond $ – $ – $ – $ (806,794)
Near-Term Tax Free – – – (2,787,568)
Global Luxury Goods – 1,575,346 823,907 (1,198,760)
Global Resources – 430,064 – (244,305,589)
World Precious Minerals – 4,341,083 – (362,585,406)
Gold and Precious Metals – – – (60,942,466)
Note 3: Investment Advisory and Other Agreements

Notes to Financial Statements
December 31, 2024

The differences between book-basis and tax-basis unrealized appreciation (depreciation)
for Global Luxury Goods, Global Resources, World Precious Minerals and Gold and
Precious Metals Funds are attributable primarily to the tax deferral of losses on wash sales, investment in passive foreign investment companies (PFIC), and equity return of capital.
Reclassiﬁcations are made to the Funds’ capital accounts to reﬂect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.
For the year ended December 31, 2024, the Funds recorded the following reclassiﬁcations to increase (decrease) the accounts listed below:
The tax character of distributions paid during the ﬁscal year ended December 31, 2024, were as follows:
Fund (continued)
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences Total
U.S. Government Securities Ultra-Short Bond $ 47,415 $ – $ (759,379)
Near-Term Tax Free (149,981) – (2,937,549)
Global Luxury Goods 2,927,972 (5,407) 4,123,058
Global Resources (49,204,930) 7,548 (293,072,907)
World Precious Minerals (42,536,065) (299) (400,780,687)
Gold and Precious Metals 17,212,724 (8,698) (43,738,440)
Fund
Distributable
Earnings Paid in Capital
U.S. Government Securities Ultra-Short Bond $ 5 $ (5)
Near-Term Tax Free 8 (8)
Global Luxury Goods – –
Global Resources 87 (87)
World Precious Minerals – –
Gold and Precious Metals – –
Fund
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital Total
U.S. Government Securities
Ultra-Short Bond $ – $ 1,272,327 $ – $ – $ 1,272,327
Near-Term Tax Free 516,001 95,264 – – 611,265
Global Luxury Goods – 2,721,384 1,816,828 – 4,538,212
Global Resources – 1,528,790 – – 1,528,790
World Precious Minerals – – – – –
Gold and Precious Metals – 1,523,716 – – 1,523,716

Notes to Financial Statements
December 31, 2024

The tax character of distributions paid during the ﬁscal year ended December 31, 2023, were as follows:
Capital loss carryforwards may be used to offset current or future taxable capital gains. The loss carryforwards for each Fund, as of December 31, 2024, are as follows:
For tax purposes, the Funds have current year deferred post October losses as follows:
These losses will be recognized for tax purposes on the first day of the following tax year.
The Global Luxury Goods Fund has a Section 382 loss limitation. The remaining loss limit at December 31, 2024 is $1,198,760 and the yearly amount of loss that can be drawn down or utilized from this amount is $117,889.
During the year ended December 31, 2024, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
Fund
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital Total
U.S. Government Securities
Ultra-Short Bond $ – $ 1,170,048 $ – $ – $ 1,170,048
Near-Term Tax Free 550,450 146,197 – – 696,647
Global Luxury Goods – 397,483 854,127 – 1,251,610
Global Resources – – – – –
World Precious Minerals – – – – –
Gold and Precious Metals – – – – –
No Expiration
Fund Short-Term Long-Term Total
U.S. Government Securities Ultra-Short Bond $ 419,432 $ 387,362 $ 806,794
Near-Term Tax Free 1,041,721 1,745,847 2,787,568
Global Luxury Goods 1,198,760 – 1,198,760
Global Resources 167,352,287 76,953,302 244,305,589
World Precious Minerals 88,150,877 274,434,529 362,585,406
Gold and Precious Metals 43,112,523 17,186,045 60,298,568
Fund
Post
October 31, 2024
Capital Loss
Deferral
Post October 31,
2024 Ordinary Loss
Deferral
Gold and Precious Metals $ – $ 643,898
Fund
Gold and Precious Metals $ 3,958,067
Global Luxury Goods 117,889

Notes to Financial Statements
December 31, 2024

Note 6: Risks of Concentrations and Foreign Investments
The Near-Term Tax Free Fund may be exposed to risks related to concentration of investments in a particular state or geographic area. These investments present risks resulting from changes in economic conditions of the region or the issuer.
The Global Resources Fund concentrates its investments in the natural resources industries and may be subject to greater risks and ﬂuctuations than a portfolio representing a broader range of industries.
The World Precious Minerals and Gold and Precious Metals Funds concentrate their investments in gold and other precious metals and minerals and, therefore, may be subject to greater risks and market ﬂuctuations than a portfolio representing a broader range of industries. The funds invest in securities that typically respond to changes in the price of gold and other precious metals and minerals, which can be inﬂuenced by a variety of global economic, ﬁnancial and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales. Fluctuations in the prices of gold and other precious metals and minerals will affect the market values of the securities held by these funds.
Note 7: Credit Arrangements
Each of the Funds has an uncommitted credit facility with BBH, which will remain in effect through at least April 19, 2025. The continuance of the credit facility with BBH is subject to annual renewal by the Board. On April 24, 2019, the Adviser opted to convert the committed line of credit into an uncommitted line of credit. As a result, the Adviser is no longer obligated to pay commitment fees to BBH. Borrowings of each Fund are collateralized by any or all of the securities held by BBH as the Funds’ custodian up to the amount of the borrowing. Interest on borrowings is charged at the current overnight
Federal Funds Rate plus 2 percent. Each Fund has a maximum borrowing limit of 10 percent of qualiﬁed assets. The aggregate of borrowings by all Funds under the agreement cannot exceed $10,000,000 at any one time. There were no borrowings under the credit facility during the year ended December 31, 2024.
Note 8: Commitments and Contingencies
In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s Statement of Assets and Liabilities.
Note 9: Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Funds have had not such events. Management has evaluated the need for additional disclosures and/
or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Financial Highlights

U.S. Government Securities Ultra-Short Bond Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2024
2023
2022
2021
2020
Ratios to Average Net Assets:
Expense offset
(0.01)%
–
–
–
–
Year Ended December 31,
2024 2023 2022 2021 2020
Net asset value, beginning of year
$ 1.95  $ 1.94  $ 1.99  $ 2.00  $ 2.00
Investment Activities
Net investment income (loss) * 0.08  0.07  0.02  (0.01) 0.00
(a)
Net realized and unrealized gain
(loss)
(0.00)
(a)
0.01  (0.05) (0.00)
(a)
0.01
Total from investment activities
0.08  0.08  (0.03) (0.01) 0.01
Distributions
From net investment income (0.08) (0.07) (0.02) –  (0.01)
From net realized gains
–  –  (0.00)
(a)
(0.00)
(a)
–
Net asset value, end of year
$ 1.95  $ 1.95  $ 1.94  $ 1.99  $ 2.00
Total Return
(b)
4.31% 4.17% (1.66)% (0.44)% 0.32%
Ratios to Average Net Assets:
Net investment income (loss) 4.20% 3.56% 0.82% (0.32)% 0.24%
Total expenses 1.30% 1.17% 1.13% 1.06% 1.05%
Expenses waived or reimbursed
(c)
(0.85)% (0.72)% (0.68)% (0.61)% (0.60)%
Net expenses
(d)
0.45% 0.45% 0.45% 0.45% 0.45%
Portfolio turnover rate 38% 143% 46% 78% 127%
Net assets, end of year (in
thousands) $29,921  $31,328  $34,117  $38,004  $40,262
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

Financial Highlights

Near-Term Tax Free Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2024
2023
2022
2021
2020
Ratios to Average Net
Assets:
Expense offset
(0.02)%
(0.01)%
(0.02)%
–
(d)
(0.01)%
Year Ended December 31,
2024 2023 2022 2021 2020
Net asset value, beginning of year
$ 2.10  $ 2.09  $ 2.23  $ 2.26  $ 2.22
Investment Activities
Net investment income * 0.05  0.05  0.02  0.02  0.02
Net realized and unrealized gain
(loss)
(0.01) 0.01  (0.14) (0.03) 0.04
Total from investment activities
0.04  0.06  (0.12) (0.01) 0.06
Distributions
From net investment income (0.05) (0.05) (0.02) (0.02) (0.02)
Net asset value, end of year
$ 2.09  $ 2.10  $ 2.09  $ 2.23  $ 2.26
Total Return
(a)
1.99% 3.04% (5.23)% (0.46)% 2.93%
Ratios to Average Net Assets:
Net investment income 2.44% 2.42% 1.08% 0.86% 1.11%
Total expenses 1.42% 1.29% 1.20% 1.13% 1.09%
Expenses waived or reimbursed
(b)
(0.97)% (0.84)% (0.75)% (0.68)% (0.64)%
Net expenses
(c)
0.45% 0.45% 0.45% 0.45% 0.45%
Portfolio turnover rate 53% 14% 57% 20% 20%
Net assets, end of year (in
thousands) $23,458  $25,394  $30,878  $35,389  $41,762
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Global Luxury Goods Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2024
2023
2022
2021
2020
Ratios to Average Net
Assets:
Expense offset
(0.02)%
(0.04)%
(0.06)%
–
(d)
(0.01)%
Year Ended December 31,
2024 2023 2022 2021 2020
Net asset value, beginning of year
$ 19.22  $ 15.95  $ 22.30  $ 20.59  $ 17.09
Investment Activities
Net investment income (loss) * 0.14  0.12  0.36  (0.14) (0.04)
Net realized and unrealized gain
(loss)
2.60  3.67  (5.69) 5.28  3.56
Total from investment activities
2.74  3.79  (5.33) 5.14  3.52
Distributions
From net investment income (0.13) (0.01) (0.57) (0.21) (0.02)
From net realized gains
(1.86) (0.51) (0.45) (3.22) –
Net asset value, end of year
$ 19.97  $ 19.22  $ 15.95  $ 22.30  $ 20.59
Total Return
(a)
14.22% 23.75% (23.88)% 25.02% 20.62%
Ratios to Average Net Assets:
Net investment income (loss) 0.68% 0.64% 2.03% (0.60)% (0.25)%
Total expenses 1.71% 2.05% 1.75% 1.99% 1.76%
Expenses waived or reimbursed
(b)
(0.20)% (0.18)% (0.20)% (0.06)% (0.01)%
Net expenses
(c)
1.51% 1.87% 1.55% 1.93% 1.75%
Portfolio turnover rate 195% 195% 248% 177% 308%
Net assets, end of year (in
thousands) $49,610  $47,245  $40,321  $57,667  $49,567
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Global Resources Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2024
2023
2022
2021
2020
Ratios to Average Net
Assets:
Expense offset
(0.03)%
(0.04)%
(0.03)%
–
(d)
(0.01)%
Year Ended December 31,
2024 2023 2022 2021 2020
Net asset value, beginning of year
$ 3.97  $ 4.30  $ 5.67  $ 5.97  $ 4.61
Investment Activities
Net investment income (loss) * 0.01  0.01  0.01  (0.01) 0.01
Net realized and unrealized gain
(loss)
(0.16) (0.34) (0.71) 0.78  1.68
Total from investment activities
(0.15) (0.33) (0.70) 0.77  1.69
Distributions
From net investment income (0.16) –  (0.67) (1.07) (0.33)
Net asset value, end of year
$ 3.66  $ 3.97  $ 4.30  $ 5.67  $ 5.97
Total Return
(a)
(3.73)% (7.67)% (12.10)% 13.43% 37.17%
Ratios to Average Net Assets:
Net investment income (loss) 0.22% 0.35% 0.25% (0.22)% 0.22%
Total expenses 2.04% 1.69% 1.60% 1.90% 2.09%
Expenses waived or reimbursed
(b)
(0.47)% (0.22)% (0.06)% –  (0.06)%
Net expenses
(c)
1.57% 1.47% 1.54% 1.90% 2.03%
Portfolio turnover rate 85% 84% 46% 135% 105%
Net assets, end of year (in
thousands) $36,537  $45,339  $55,053  $67,821  $63,891
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

World Precious Minerals Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2024
2023
2022
2021
2020
Ratios to Average Net Assets:
Expense offset
(0.03)%
(0.04)%
(0.02)%
–
(d)
–
(d)
Year Ended December 31,
2024 2023 2022 2021 2020
Net asset value, beginning of year
$ 1.45  $ 1.73  $ 2.58  $ 5.26  $ 3.31
Investment Activities
Net investment loss * (0.01) (0.01) (0.03) (0.09) (0.07)
Net realized and unrealized gain
(loss)
0.05  (0.27) (0.82) (0.74) 2.38
Total from investment activities
0.04  (0.28) (0.85) (0.83) 2.31
Distributions
From net investment income –  –  –  (1.85) (0.36)
Net asset value, end of year
$ 1.49  $ 1.45  $ 1.73  $ 2.58  $ 5.26
Total Return
(a)
2.76% (16.18)% (32.95)% (14.19)% 70.60%
Ratios to Average Net Assets:
Net investment loss (0.72)% (0.90)% (1.31)% (1.77)% (1.77)%
Total expenses 1.92% 1.74% 1.62% 1.93% 1.81%
Expenses waived or reimbursed
(b)
(0.43)% (0.27)% (0.09)% –  –
Net expenses
(c)
1.49% 1.47% 1.53% 1.93% 1.81%
Portfolio turnover rate 31% 21% 25% 41% 34%
Net assets, end of year (in
thousands) $37,116  $42,744  $54,500  $89,313  $116,247
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Gold and Precious Metals Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2024
2023
2022
2021
2020
Ratios to Average Net
Assets:
Expense offset
(0.01)%
(0.02)%
(0.03)%
–
(d)
(0.01)%
Year Ended December 31,
2024 2023 2022 2021 2020
Net asset value, beginning of year
$ 9.90  $ 9.75  $ 11.81  $ 13.53  $ 10.14
Investment Activities
Net investment income (loss) * 0.02  0.04  (0.01) (0.01) (0.09)
Net realized and unrealized gain
(loss)
1.63  0.11  (2.05) (1.46) 3.84
Total from investment activities
1.65  0.15  (2.06) (1.47) 3.75
Distributions
From net investment income (0.17) –  –  (0.25) (0.36)
Net asset value, end of year
$ 11.38  $ 9.90  $ 9.75  $ 11.81  $ 13.53
Total Return
(a)
16.65% 1.54% (17.44)% (10.82)% 37.06%
Ratios to Average Net Assets:
Net investment income (loss) 0.16% 0.38% (0.11)% (0.07)% (0.82)%
Total expenses 1.71% 1.48% 1.55% 1.82% 1.60%
Expenses waived or reimbursed
(b)
(0.02)% (0.02)% (0.03)% –  (0.01)%
Net expenses
(c)
1.69% 1.46% 1.52% 1.82% 1.59%
Portfolio turnover rate 58% 50% 55% 56% 37%
Net assets, end of year (in
thousands) $103,640  $97,902  $110,089  $141,228  $160,318
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Effect on the expense ratio was not greater than 0.005%.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of U.S. Global Investors Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of U.S. Government Securities Ultra-Short Bond Fund, Near-Term Tax Free
Fund, Global Luxury Goods Fund, Global Resources Fund, World Precious Minerals Fund,
and Gold and Precious Metals Fund, each a series of shares of beneficial interest in U.S. Global
Investors Funds (the “Funds”) as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated February 28, 2023, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, issuer and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 27, 2025

Important Tax Information (
unaudited
)
December 31, 2024

The percentage of tax-exempt dividends paid by the Near-Term Tax Free Fund for the year ended December 31, 2024, was 84.42%.
The percentage of ordinary income dividends paid by the Funds during the year ended
December 31, 2024, which qualify as Qualified Dividends Income (QDI) and the Dividends
Received Deduction (DRD) available to corporate shareholders was:
The amounts which represent foreign source income and foreign taxes paid during the year ended December 31, 2024, are as follows:
Qualified
Dividend
Income
Dividend
Received
Deduction
Qualified
Investment
Income
Qualified
Short
Term Gain
Dividends
U.S. Government Securities Ultra-Short Bond –% –% 93.38% –%
Near-Term Tax Free –% –% 9.84% –%
Global Luxury Goods 35.78% 5.79% 3.98% 89.46%
Global Resources 19.10% 10.69% 4.29% –%
Gold and Precious Metals 43.35% 3.53% 11.14% –%
Foreign Source
Income Foreign Tax Credit
Global Luxury Goods $ 925,713 $ 129,800
Global Resources 496,276 94,504
Gold and Precious Metals 1,790,030 97,215

Other Information (
unaudited
)
December 31, 2024

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract
(Item 11 of Form N-CSR)
At the September 19, 2024 Board meeting (“September meeting”), the Board of Trustees
(the “Board”) of U.S. Global Investors Funds (the “Trust”), including all the trustees who are not “interested persons” of the Trust (the “Independent Trustees”), met and considered the approval of the continuance of the investment advisory agreement between U.S. Global
Investors, Inc. (the “Adviser”) and the Trust (the “Advisory Agreement”), on behalf of each series of the Trust (each, a “Fund” and together, the “Funds”) for an additional one-year term.
In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the
Adviser’s personnel, operations, financial condition, projected performance, and the services to be provided by the Adviser to each Fund. During its deliberations, the Board received an presentation from senior representatives of the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees (“Independent Legal
Counsel”) and, as necessary, with the Trust’s administrator. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.
At the September meeting, the Board reviewed, among other matters, the topics discussed below:
Nature, Extent and Quality of Services
Based on written materials received from the Adviser, a presentation from senior representatives of the Adviser, and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding, among other things, the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Funds’
investments; the investment philosophy and decision-making process of those professionals;
the capability and integrity of the Adviser’s senior management and staff; and the quality of the Adviser’s services with respect to regulatory compliance.
The Board also considered the adequacy of the Adviser’s resources. The Board noted the
Adviser’s representation that the firm is financially stable and has the operational capability needed to provide high-quality investment advisory services to the Funds. Based on the presentation and the materials provided by the Adviser, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds by the
Adviser under the Advisory Agreement.

Other Information (
unaudited
)
December 31, 2024

Performance
In connection with a presentation by the Adviser regarding its approach to managing the
Funds, including the investment objective and strategy of each Fund, the Board reviewed the performance of each Fund compared to their respective benchmarks and compared to independent peer groups of funds identified by Strategic Insight, Inc. (“Strategic Insight”) as
having characteristics similar to those of the Funds.
With respect to performance, the Board noted the Adviser’s overall representation that the
Funds’ relatively small asset size meant that fund expenses also served as a disproportionate drag on performance relative to the larger peers in each Fund’s respective Strategic Insight peer group.
Global Luxury Goods Fund
For the Global Luxury Goods Fund, the information presented showed that the Fund outperformed the S&P Global Luxury Index for each of the one- and three-year periods ended
June 30, 2024, and underperformed the S&P Global Luxury Index for the five- and 10-year periods ended June 30, 2024. The information presented also showed that the Global Luxury
Goods Fund underperformed each of the S&P 500 Index and the S&P Composite 1500 Total
Return Index for each of the one-, three-, five-, and 10-year periods ended June 30, 2024. The information presented further showed that the Global Luxury Goods Fund underperformed the average of its Strategic Insight peer group for the one-, five-, and 10-year periods ended
June 30, 2024, and outperformed the average of its Strategic Insight peer group for the three-
year period ended June 30, 2024.
With respect to the Global Luxury Goods Fund’s performance relative to the benchmark indices, the Board noted the Adviser’s representation that the Global Luxury Goods Fund had only been operating under its new luxury goods-oriented investment strategy since July
2020 and that earlier periods of performance reflected the performance of the predecessor investment strategy. The Board also noted the Adviser’s representation that the Fund’s performance more closely approximated that of the S&P Global Luxury Index, which the
Adviser believed to align more closely with the Fund’s investment strategies than the S&P 500
Index or the S&P Composite 1500 Index, given the similarities between the Global Luxury
Goods Fund’s portfolio and the constituents of the S&P Global Luxury Index.
The Board noted the Adviser’s representation that the Global Luxury Goods Fund’s underperformance over the longer-term relative to the Strategic Insight peers could be attributed, at least in part, to differences in the Global Luxury Goods Fund’s investment strategy compared to those of the peers. Specifically, the Board noted the Adviser’s representation that the funds in the Strategic Insight peer group employed broad, large capitalization growth strategies and, although some of the peer funds appeared to have above-average allocations to the consumer discretionary sector, the peer funds did not appear to be subject to the same investment constraints as the Global Luxury Goods Fund with respect to luxury goods investments and did not approach the levels of consumer discretionary investment exposure in the Global Luxury Goods Fund portfolio.
Global Resources Fund
For the Global Resources Fund, the information presented showed that the Fund underperformed each of the S&P 500 Index and Global Natural Resources Index for the one-,

Other Information (
unaudited
)
December 31, 2024

three-, five-, and 10-year periods ended June 30, 2024. The information presented also showed that the Fund underperformed the average of its Strategic Insight peer group for the one-, three-, five-, and 10-year periods ended June 30, 2024.
The Board noted the Adviser’s representation that the Fund’s underperformance relative to the peers and benchmark the one- and three-year periods was attributable, at least in part, to the
Fund’s underweight exposure to conventional energy in favor of clean and renewable energy companies, and that, in the past year, particularly from June 30, 2023 to mid-November 2023, the Global Resources Fund underperformed when the copper market was in decline. The
Board also noted the Adviser’s representation that, although the Fund’s holdings in small-
and micro-capitalized junior mining companies were a drag on relative performance and disproportionately impacted longer term performance, the Fund had increased its exposure to higher-capitalization natural resources companies during the preceding six months and that the Fund was performing in line with the S&P Global Natural Resources Index for the six-
month period ended June 30, 2024.
Gold and Precious Metals Fund
For the Gold and Precious Metals Fund, the information presented showed that the Fund underperformed the S&P 500 Index for the one-, three-, and five-, and 10-year periods ended June 30, 2024. The information presented also showed that the Fund outperformed the FTSE Gold Mines Index for one-, five-, and 10-year periods ended June 30, 2024 and underperformed the FTSE Gold Mines Index for the three-year period ended June 30, 2024.
The information presented showed that the Fund outperformed the average of its Strategic
Insight peers for the one-, five-, and 10-year periods ended June 30, 2024 and underperformed the average of its Strategic Insight peers for the three--year period ended June 30, 2024.
The Board observed that the Gold and Precious Metals Fund changed its primary benchmark index from the FTSE Gold Mines Index to the S&P 500 Index, effective May 1, 2024, due to regulatory requirements and that the Fund retained FTSE Gold Mines Index as a secondary benchmark index because the FTSE Gold Mines Index more closely aligns with the Fund’s investment strategies and investment restrictions. The Board noted the Adviser’s representation that Fund’s relative performance over the one-year period could be attributed, at least in part, to securities selection and underweight exposure to higher capitalization mining companies, which outperformed the types of junior gold exploration and development companies in which the Fund typically invests during the period.
World Precious Minerals Fund
For the World Precious Minerals Fund, the information presented showed that the Fund underperformed its benchmark indices, the S&P 500 Index and NYSE Arca Gold Miners
Index, and the average of its Strategic Insight peers for each of the one-, three-, five-, and 10-
year periods ended June 30, 2024.
The Board noted that the Fund’s underperformance relative to the index and peers during the periods under review could be attributed, at least in part, to the underperformance of the junior gold exploration and development companies in which the Fund invested relative to larger capitalization gold companies. At the Adviser’s request, the Board also considered the performance of the Fund compared to that of the S&P TSX Venture Precious Metals
& Minerals Index (the “Comparable Index”), which was believed to be a more appropriate

Other Information (
unaudited
)
December 31, 2024

measure of comparison. The Board noted that the information presented showed that the World
Precious Minerals Fund outperformed the Comparable Index during the periods shown and that the Fund’s performance was expected to more closely approximate that of the Comparable
Index in the future. The Board noted the Adviser’s conviction in the Fund’s portfolio, and the Adviser’s representation that it would remain patient for investment opportunities in the junior mining space with an expectation that junior mining companies would return to favor as liquidity and capital formation returned to the sector.
Near-Term Tax-Free Fund
For the Near-Term Tax-Free Fund, the information presented showed that the Fund underperformed the average of its Strategic Insight peer group for the one-, three-, five-, and
10-year periods ended June 30, 2024.
The Board observed that the Near-Term Tax-Free Fund changed its primary benchmark index from the Bloomberg 3-year Municipal Bond Index to the Bloomberg Municipal Bond Index,
effective May 1, 2024, due to regulatory requirements and that the Fund retained Bloomberg
3-year Municipal Bond Index as a secondary benchmark index because the Bloomberg
3-year Municipal Bond Index more closely aligns with the Fund’s investment strategies and investment restrictions. The Board observed that the Fund underperformed its regulatory benchmark index, the Bloomberg Municipal Bond Index, for the one-, five-, and 10-year periods ended June 30, 2024 and outperformed the Bloomberg Municipal Bond Index for the three-year period ended June 30, 2024. At the Adviser’s request, the Board also considered the performance of the Near-Term Tax-Free Fund compared to the Fund’s secondary benchmark index, the Bloomberg 3-year Municipal Bond Index, and observed that the Fund outperformed the Bloomberg 3-year Municipal Bond Index for the one-year period ended June 30, 2024 and underperformed the Bloomberg 3-year Municipal Bond Index for the three-, five-, and
10-year periods ended June 30, 2024. The Board noted the Adviser’s representation that the
Fund’s relative underperformance was a result of the Fund’s exposure to investments with relatively longer duration than the constituents of the benchmark and peer fund portfolios during a period in which interest rate hikes by the U.S. Federal Reserve drove negative returns for most fixed income products but ultimately benefitted shorter duration investments most.
U.S. Government Securities Ultra-Short Bond Fund
For the U.S. Government Securities Ultra-Short Bond Fund, the information presented showed that the Fund underperformed the average of its Strategic Insight peer group for the one-, three-, and five-year periods ended June 30, 2024.
The Board observed that the U.S. Government Securities Ultra-Short Bond Fund changed its primary benchmark index from the Bloomberg U.S. Treasury Bills 6-9 Months Total Return
Index to the Bloomberg U.S. Aggregate Bond Index, effective May 1, 2024, due to regulatory requirements and that the Fund retained Bloomberg U.S. Treasury Bills 6-9 Months Total
Return Index as a secondary benchmark index because the Bloomberg U.S. Treasury Bills
6-9 Months Total Return Index more closely aligns with the Fund’s investment strategies and investment restrictions. The Board observed that the Fund outperformed its regulatory benchmark index, the Bloomberg U.S. Aggregate Bond Index, for the one-, three-, and five-
year periods ended June 30, 2024 and underperformed the Bloomberg Municipal Bond Index for the 10-year period ended June 30, 2024. At the Adviser’s request, the Board also considered the performance of the U.S. Government Securities Ultra-Short Bond Fund compared to the

Other Information (
unaudited
)
December 31, 2024

Fund’s secondary benchmark index, the Bloomberg U.S. Treasury Bills 6-9 Months Total
Return Index, and observed that the Fund underperformed the Bloomberg U.S. Treasury Bills
6-9 Months Total Return Index for the one-, three-, five-, and 10-year periods ended June 30,
2024. The Board noted the Adviser’s representation that the Fund’s relative underperformance was a result of the Fund’s exposure to investments with relatively longer duration than the constituents of the benchmark and peer fund portfolios during a period in which interest rate hikes by the U.S. Federal Reserve drove negative returns for most fixed income products but ultimately benefitted shorter duration investments most.
In consideration of the Funds’ investment strategies, the unique nature of the markets in which the Funds invested, and the foregoing performance information, including the
Adviser’s representations regarding each Funds’ recent performance relative to peers and benchmarks, among other relevant considerations, the Board determined that the Funds and their shareholders could benefit from the Adviser’s continued management of each Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Funds and analyzed comparative information on actual advisory fee rates and actual total expense ratios of the Funds’ respective Strategic Insight peer groups.
For the Global Luxury Goods Fund, the information showed that, as of June 30, 2024, the
Fund’s net advisory fee rate and net total expense ratio were higher than the median of their
Strategic Insight peer group.
For the Global Resources Fund, Gold and Precious Metals Fund, and World Precious Minerals
Fund, the information showed that, as of June 30, 2024, each Fund’s net advisory fee rate was less than the median of their respective Strategic Insight peers and each Fund’s net total expense ratio was higher than the median of their respective Strategic Insight peer group.
For the Near-Term Tax-Free Fund and U.S. Government Securities Ultra-Short Bond Fund,
the information showed that, as of June 30, 2024, each Fund’s net advisory fee rate and net total expense ratio were lower than the median of their respective Strategic Insight peer group.
The Board considered the Adviser’s representation that higher expenses are inherent in small fund complexes, such as the Trust, noting the difficulty that small complexes face in spreading increasing overhead over a small asset base. The Board also noted the Adviser’s representation that the nature of the Funds’ shareholder composition, which generally comprised a significant number of small, retail accounts, resulted in significantly more operational and administrative expense than the expense borne by the larger fund complexes against which the Funds were compared. The Board noted further the Adviser’s representation that the Adviser continues to evaluate opportunities to reduce expenses that negatively affect the Funds’ investment results.
The Board noted that, with respect to each of the Global Luxury Goods Fund, Global Resources
Fund, Gold and Precious Metals Fund, and World Precious Minerals Fund, the shareholders of each Fund had recently approved the elimination of the performance-based adjustment to the management fee arrangements earlier in 2024 and that the Adviser had agreed to phase in the removal of the performance adjustment such that, until 12 months after the elimination of the performance adjustment was approved (such phase in currently expected to last until March
31, 2025), each Fund will pay advisory fees equal to the lesser of the base fee rate or the fee as determined with the downward performance adjustment.

Other Information (
unaudited
)
December 31, 2024

In addition, the Board noted that the Adviser is contractually limiting expenses (exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest) for certain of the Funds to ensure that Fund expenses do not exceed the following levels through at least April 30, 2025:
The Board also noted that the Adviser is currently voluntarily limiting expenses for the U.S.
Government Bond Fund (all voluntary expense limitations may be modified or removed by the Adviser at any time and are exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions, interest, and advisory fee performance adjustments, if any) to ensure that Fund expenses do not exceed 0.45% of average net assets for the U.S.
Government Bond Fund through at least April 30, 2025.
Based on the foregoing and other applicable considerations, the Board concluded that the advisory fee rates to be charged to the Funds under the Advisory Agreement appeared to be reasonable under all of the facts and circumstances.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Funds. In this regard, the Board considered the Adviser’s resources devoted to the Funds, as well as the Adviser’s discussion of the costs and profitability of its mutual fund activities. The Board noted the Adviser’s representation that it continued to waive its advisory fee as necessary to ensure each Fund’s expenses did not exceed the voluntary or contractual expense cap, as applicable. The Board also noted the Adviser’s representation that the nature of the Funds’ shareholder composition, which generally comprised a significant number of small, retail accounts, resulted in significantly more operational and administrative expense than the expense borne by the larger fund complexes against which the Funds were compared. Based on these and other applicable considerations, the Board concluded that the
Adviser’s profits attributable to management of the Funds appeared to be reasonable in light of the nature, extent and quality of the services provided by the Adviser.
Economies of Scale
As part of its review of the Advisory Agreement, the Board considered whether the Funds would benefit from any economies of scale. In this respect, the Board considered the Funds’
fee structures, asset sizes, and net expense ratios, recognizing that an analysis of economies of scale is generally most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. The Board reviewed relevant materials, including information and representations from the Adviser, in considering whether the use of breakpoints would be appropriate at this time, and the Board noted the existence of the Adviser’s ongoing expense limitation agreement obligations for each Fund. The Board noted, in particular, the relatively low and declining asset levels for the majority of the Funds. The Board noted the Adviser’s representation that economies of scale could be experienced by shareholders of the Funds upon reaching significantly higher asset levels but that, in light of the Funds’ current asset
Funds Expense Cap
Global Luxury Goods Fund 1.75%
Global Resources Fund 1.75%
Gold and Precious Metals Fund 1.75%
World Precious Minerals Fund 1.75%
U.S. Government Securities Ultra-Short Bond Fund 0.45%

Other Information (
unaudited
)
December 31, 2024

levels, breakpoints in the advisory fee were not believed by the Adviser to be appropriate at this time. Based on the foregoing information and other applicable considerations, the Board concluded that the information presented generally supported the renewal of the Advisory
Agreement.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation and other applicable considerations, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different
Trustees may have given different weight to different factors. The Board reviewed a memorandum from Independent Trustee Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

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(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Included as part of financial statements filed under Item 7(a).
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Code of Ethics.
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              U.S. Global Investors Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	March 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	March 4, 2025

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	March 4, 2025